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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund , for the year ended January 31. These 9 series have a January 31 fiscal year end.

Date of reporting period: January 31, 2005

Item 1 - Reports to Stockholders.

California Municipal Money Market Fund

# Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	0.56%	0.30%	0.87%

Since portfolio inception	0.68%	0.43%	1.01%

7-day annualized yield	1.04%	0.80%	1.34%

30-day annualized yield	0.96%	0.72%	1.26%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A and I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$1,000.00	$1,003.94	$4.58
Class S	$1,000.00	$1,002.65	$5.79
Class I	$1,000.00	$1,005.46	$3.08
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.56	$4.62
Class S	$1,000.00	$1,019.36	$5.84
Class I	$1,000.00	$1,022.07	$3.10

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.91% for Class A, 1.15% for Class S and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	0 [2]	(0.01)	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.56%	0.40%	0.92%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,228	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses [3]	0.94%	0.94%	0.88%	0.89% [4]
Net investment income	0.53%	0.41%	0.88%	1.12% [4]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
2 Amount represents less than $0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.30%	0.19%	0.68%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$172,467	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses [3]	1.16%	1.15%	1.11%	1.19% [4]
Net investment income	0.53%	0.20%	0.65%	0.83% [4]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
2 Amount represents less than $0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	0.87%	0.70%	1.22%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,622	$11,447	$20,169	$ 168
Ratios to average net assets
Expenses [2]	0.65%	0.64%	0.58%	0.58% [3]
Net investment income	0.74%	0.69%	0.99%	1.42% [3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
EDUCATION 11.4%
Abag Fin. Auth. for Nonprofit Corps., CA RB, The Thatcher Sch. Proj., 1.86%,
VRDN, (LOC: Key Bank)	$ 8,000,000	$8,000,000
California CDA RB, Biola Univ., Ser. A, 1.93%, VRDN, (LOC: Allied Irish Bank)	8,100,000	8,100,000
California Edl. Facs. Auth. RRB, Ser. B, 1.93%, VRDN, (LOC: Allied Irish Bank)	900,000	900,000
Foothill-De Anza, CA Cmnty. College Dist. ROC, 1.89%, VRDN,
(Liq.: Citibank N.A.)	6,655,000	6,655,000
San Diego Cnty., CA COP, Friends of Chabad Proj., 1.93%, VRDN,
(LOC: Comerica Bank)	2,900,000	2,900,000

		26,555,000

GENERAL OBLIGATION - LOCAL 6.0%
Clovis, CA Unified Sch. Dist. GO, 1.96%, VRDN, (Insd. by FGIC & Liq.: Merrill
Lynch & Co., Inc.)	1,330,000	1,330,000
Midway, CA Sch. Dist COP, Refinancing Proj., Ser. 2000, 2.00%, VRDN,
(Liq.: Union Bank of California)	4,555,000	4,555,000
Milpitas, CA GO Sch. Dist. Ser. 615, 1.87%, VRDN, (Liq.: JPMorgan Chase Bank)	3,000,000	3,000,000
Oakland, CA GO, 1.86%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,000,000	5,000,000

		13,885,000

GENERAL OBLIGATION - STATE 10.0%
California GO:
1.78%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	3,800,000	3,800,000
1.87%, VRDN, (SPA: JPMorgan Chase Bank & Insd. by MBIA)	2,900,000	2,900,000
Class A, 1.87%, VRDN, (Liq.: Citibank, N.A.)	9,900,000	9,900,000
PFOTER, 1.89%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
Ser. 519, 1.87%, VRDN, (Liq.: JPMorgan Chase Bank & Insd. by MBIA)	2,500,000	2,500,000

		23,200,000

HOSPITAL 4.3%
California CDA RB, Ser. L, 1.87%, VRDN, (Gtd. by Kaiser Permenente)	10,000,000	10,000,000

HOUSING 30.9%
Bank of NY MTC RB, Ser. 2003-1, 1.95%, VRDN, (LOC: Bank of NY)	7,505,000	7,505,000
California CDA MHRB:
Crystal View Apts., 1.88%, VRDN	5,000,000	5,000,000
Northwest Gateway Apts. Ser. C, 1.88%, VRDN, (Insd. by Bank of America)	5,000,000	5,000,000
Village Green Apts. II, 1.88%, VRDN, (Insd. by FHLMC)	5,800,000	5,800,000
California Home Mtge. RB, Ser. F, 1.88%, VRDN, (SPA: Dexia Credit Local)	5,160,000	5,160,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 2.19%, VRDN, (Gtd. by American
Intl. Group)	7,000,000	7,000,000
FHLMC, MFHRB, Ser. M001, Class A, 1.99%, VRDN	2,980,477	2,980,477
Los Angeles, CA MHRRB, Colonia Corona Ser. D, 1.91%, VRDN,
(LOC: Citibank, N.A.)	9,767,000	9,767,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Orange Cnty, CA Apt Dev. RB, Niguel Summit, Ser. U, 1.83%, VRDN,
(LOC: Northern Trust)	$ 1,149,000	$1,149,000
PFOTER:
Class A, 1.99%, VRDN, (Liq.: Merill Lynch & Co., Inc.)	1,000,000	1,000,000
Class B, 2.20, 07/07/2005 (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
San Jose, CA MHRB, PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,970,000	13,970,000
San Mateo Cnty., CA Hsg. Auth. MHRB, Pacific Oaks Apt. Proj., Ser. A, 1.91%,
VRDN, (Liq.: Wells Fargo)	2,600,000	2,600,000
Simi Valley, CA MHRB, PFOTER, 1.79%, VRDN, (LOC: Danske Bank)	1,800,000	1,800,000

		71,731,477

MANUFACTURING 13.4%
Big Bear Lake, CA IDRB, Southwest Gas Corp. Proj. Ser. A, 1.88%, VRDN,
(LOC: KBC Bank)	1,100,000	1,100,000
California CDA IDRB:
Integrated Rolling Proj. Ser. A, 1.89%, VRDN, (LOC: Bank of America)	1,450,000	1,450,000
Santos Proj., Ser A, 2.10%, VRDN, (LOC: California Bank & Trust)	3,250,000	3,250,000
California CDA RB, Tri-H Investors Proj., 2.05%, VRDN, (LOC: Union Bank of
California)	850,000	850,000
California EDA RB, Killion Inds. Proj., 2.15%, VRDN, (LOC: Union Bank of
California)	2,760,000	2,760,000
California Infrastructure & EDRB:
G&G Specialty Foods Proj., 1.91%, VRDN, (LOC: Comerica Bank)	1,950,000	1,950,000
Haig Precision Manufacturing Corp., 2.07%, VRDN, (SPA: Bank of the West)	2,350,000	2,350,000
Surtec, Inc. Proj., Ser. A, 1.91%,VRDN, (LOC: Comerica Bank)	2,200,000	2,200,000
Chula Vista, CA IDA RB, Sutherland/Palumbo Proj., 2.15%, VRDN, (LOC: Union
Bank of California)	2,010,000	2,010,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 2.24%, VRDN,
(LOC: Regions Bank)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.70%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj., Ser. 1995, 2.00%, VRDN,
(LOC: JPMorgan Chase Bank)	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 2.01%, VRDN, (LOC: U.S. Bank, N.A.)	1,535,000	1,535,000
Riverside Cnty., CA IDA RB, Computrus, Inc. Proj., 1.88%, VRDN	2,500,000	2,500,000
Riverside, CA IDRB, Trademark Plastics, Inc. Proj., 1.89%, VRDN	4,275,000	4,275,000

		31,105,000

MISCELLANEOUS REVENUE 7.8%
California Pollution Ctrl. Fin. Auth. RB, BP Amoco Proj., 1.85%, VRDN,
(Gtd. by BP plc)	7,800,000	7,800,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.05%, VRDN,
(Gtd. by Sunoco)	2,200,000	2,200,000
Port Arthur, TX Navigation Dist. IDRB Fina Oil & Chemical Co. Proj., 1.91%, VRDN
(Gtd. by Total SA)	1,800,000	1,800,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co., 1.35%,
03/01/2005 (Gtd. by Becton Dickenson & Co.)	$ 4,205,000	$4,205,000
West Baton Rouge Parish, LA IDRB, Dow Chemical, 1.95%, VRDN, (Gtd. by Dow
Chemical Co.)	2,000,000	2,000,000

		18,005,000

PUBLIC FACILITIES 4.3%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
1.89%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	8,000,000	8,000,000
1.89%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by MBIA)	2,000,000	2,000,000

		10,000,000

RESOURCE RECOVERY 1.5%
California Pollution Ctl. Fin. Auth. Solid Waste RB, Cedar Ave. Recycling Proj., Ser. A,
1.91%, VRDN	3,000,000	3,000,000
California Pollution Ctl. Solid Waste RB, South Lake Refuse Co. Proj., Ser. A,
1.96%, VRDN, (LOC: Comerica Bank)	500,000	500,000

		3,500,000

SOLID WASTE 0.4%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste
Management, Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	1,000,000	1,000,000

SPECIAL TAX 2.0%
Camden, NJ BAN, 3.50%, 11/29/2005	4,700,000	4,738,554

TOBACCO REVENUE 0.7%
California Tobacco Settlement RB, PFOTER, 1.94%, VRDN, (LOC: WestLB AG)	1,625,000	1,625,000

UTILITY 5.2%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN, (Gtd. by Wisconsin
Pwr. & Light)	800,000	800,000
Delaware EDA RRB, Delaware Pwr. & Light Co. Proj., Ser. 1993C, 2.05%, VRDN	700,000	700,000
Northern California Pub. Pwr. Agcy. RB MSTR, Ser. 35A, 1.87%, VRDN,
(LOC: JPMorgan Chase Bank & Insd. by MBIA)	10,000,000	10,000,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 2.01%, VRDN	600,000	600,000

		12,100,000

WATER & SEWER 1.8%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.75%,
02/02/2005, (SPA: Sumitomo MIT Bank Corp.)	4,200,000	4,200,000

Total Investments (cost $231,645,031) 99.7%		231,645,031
Other Assets and Liabilities 0.3%		671,832

Net Assets 100.0%		$232,316,863

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificates
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: lettters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i,e, AMEAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of investments by geographic location as of January 31, 2005 (unaudited):

California	86.2%
New Jersey	2.1%
Puerto Rico	1.8%
Pennsylvania	0.9%
Louisiana	0.9%
Texas	0.8%
Georgia	0.7%
Indiana	0.6%
Wisconsin	0.6%
New Hampshire	0.4%
Delaware	0.3%
Non-state specific	4.7%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):

Tier 1	99.8%
Tier 2	0.2%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):

1 day	0.5%
2-7 days	93.9%
8-60 days	1.8%
121-240 days	1.7%
241 + days	2.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$231,645,031
Cash	100,559
Receivable for Fund shares sold	4,965
Interest receivable	644,716
Receivable from investment advisor	3,011
Prepaid expenses and other assets	23,060

Total assets	232,421,342

Liabilities
Dividends payable	3,201
Payable for Fund shares redeemed	55,622
Due to related parties	1,743
Accrued expenses and other liabilities	43,913

Total liabilities	104,479

Net assets	$232,316,863

Net assets represented by
Paid-in capital	$232,314,842
Undistributed net investment income	2,021

Total net assets	$232,316,863

Net assets consists of
Class A	$56,227,736
Class S	172,467,302
Class I	3,621,825

Total net assets	$232,316,863

Shares outstanding
Class A	56,263,474
Class S	172,478,675
Class I	3,620,206

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$2,633,096

Expenses
Advisory fee	752,611
Distribution Plan expenses
Class A	226,535
Class S	505,254
Administrative services fee	100,348
Transfer agent fees	88,874
Trustees' fees and expenses	2,518
Printing and postage expenses	22,862
Custodian and accounting fees	48,587
Registration and filing fees	36,864
Professional fees	21,669
Other	3,265

Total expenses	1,809,387
Less: Expense reductions	(3,590)
Fee waivers and expense reimbursements	(76,869)

Net expenses	1,728,928

Net investment income	904,168

Net realized gains or losses on:
Securities	8,507
Credit default swap transactions	(2,300)

Net realized gains on securities and credit default transactions	6,207

Net increase in net assets resulting from operations	$910,375

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$ 904,168		$ 791,738
Net realized gains or losses on securities
and credit default swap transactions		6,207		1,288

Net increase in net assets resulting from
operations		910,375		793,026

Distributions to shareholders from
Net investment income
Class A		(400,804)		(458,555)
Class S		(445,339)		(74,121)
Class I		(55,591)		(251,789)

Total distributions to shareholders		(901,734)		(784,465)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	320,057,777	320,057,777	496,853,113	496,853,113
Class S	477,003,742	477,003,742	70,727,088	70,727,088
Class I	60,247,677	60,247,677	197,713,687	197,713,687

		857,309,196		765,293,888

Net asset value of shares issued in
reinvestment of distributions
Class A	400,699	400,699	458,927	458,927
Class S	441,194	441,194	0	0
Class I	6,382	6,382	179,374	179,374

		848,275		638,301

Payment for shares redeemed
Class A	(351,906,282)	(351,906,282)	(532,331,237)	(532,331,237)
Class S	(330,410,411)	(330,410,411)	(87,297,860)	(87,297,860)
Class I	(68,079,709)	(68,079,709)	(206,616,377)	(206,616,377)

		(750,396,402)		(826,245,474)

Net increase (decrease) in net assets
resulting from capital share transactions		107,761,069		(60,313,285)

Total increase (decrease) in net assets		107,769,710		(60,304,724)
Net assets
Beginning of period		124,547,153		184,851,877

End of period		$ 232,316,863		$ 124,547,153

Undistributed (overdistributed) net
investment income		$ 2,021		$ (6,620)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

17

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $17,037 and reimbursed expenses in the amount of $18,961 which combined represents 0.02% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $40,871 which represents 0.05% of the average daily net assets of Class S shares.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At January 31, 2005, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$1,000,000	0.46%	Quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt interest income in the amount of $2,021.

The tax character of distributions paid was as follows:

	Year Ended January 31

	2005	2004

Ordinary Income	$ 6,553	$ 1,288
Exempt-Interest Income	892,805	783,177
Long-Term Capital Gain	2,376	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included

19

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of

20

NOTES TO FINANCIAL STATEMENTS continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $2,376 for the fiscal year ended January 31, 2005.

For the fiscal year ended January 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and California state income tax is 99.01% .

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel4	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565215 rv2 3/2005

Florida Municipal Money Market Fund

# Evergreen

FLORIDA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Mathew M. Kiselak Tax Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

Average annual return

1-year	0.62%	0.32%	0.92%

5-year	1.50%	1.22%	1.80%

Since portfolio inception	1.73%	1.51%	2.03%

7-day annualized yield	1.14%	0.84%	1.44%

30-day annualized yield	1.04%	0.74%	1.34%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.25	$ 4.08
Class S	$ 1,000.00	$ 1,002.74	$ 5.59
Class I	$ 1,000.00	$ 1,005.77	$ 2.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.06	$ 4.12
Class S	$ 1,000.00	$ 1,019.56	$ 5.63
Class I	$ 1,000.00	$ 1,022.57	$ 2.59

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.02	0.03

Distributions to shareholders from
Net investment income	(0.01)	0 [1]	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.62%	0.49%	0.89%	2.03%	3.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,368	$27,758	$30,804	$60,484	$27,519
Ratios to average net assets
Expenses [2]	0.82%	0.83%	0.87%	0.86%	0.85%
Net investment income	0.61%	0.48%	0.79%	1.89%	3.39%

1 Amount represents less than $0.005 per share.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.32%	0.20%	0.59%	1.73%	1.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$442,868	$259,620	$242,800	$206,592	$163,045
Ratios to average net assets
Expenses [3]	1.11%	1.12%	1.17%	1.15%	1.16% [4]
Net investment income	0.37%	0.20%	0.52%	1.58%	3.08% [4]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.
2 Amount represents less than $0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return	0.92%	0.79%	1.20%	2.34%	3.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,692	$6,699	$2,785	$ 260	$ 71
Ratios to average net assets
Expenses [2]	0.52%	0.56%	0.57%	0.51%	0.55%
Net investment income	1.10%	0.78%	0.99%	2.20%	3.69%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 8.4%
Greater Orlando Aviation Auth. RB, Flight Safety Proj., Ser. A, 1.90%, VRDN,
(Gtd. by Berkshire Hathaway)	$ 6,100,000	$6,100,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.10%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 2.10%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000

		42,040,000

CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Bay Cnty., FL RB, Methodist Home for Aging, 2.16%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 1.85%,
VRDN, (LOC: SunTrust Banks)	830,000	830,000

		8,715,000

EDUCATION 9.3%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 1.88%, VRDN,
(LOC: JPMorgan Chase & Co.)	2,500,000	2,500,000
Cook Cnty., IL Cmnty. Sch. Dist. 21 TAN, 3.75%, 04/15/2005	1,250,000	1,254,090
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 1.99%, VRDN,
(LOC: Bank of America)	4,590,000	4,590,000
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	2,000,000	2,010,310
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Florida Mem. College Proj., 1.85%,
VRDN, (LOC: Bank of America)	7,860,000	7,860,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 1.90%, VRDN,
(LOC: Bank of America)	8,700,000	8,700,000
Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ. Proj., 1.91%, VRDN,
(LOC: AmSouth Bank)	4,495,000	4,495,000
St. John's Cnty., FL Edl. Facs. RB, Flagler College Proj., 1.85%, VRDN,
(LOC: SunTrust Banks)	4,000,000	4,000,000
University of South Florida Research Foundation RB, Univ. Tech. Proj.:
Ser. A, 1.79%, VRDN, (LOC: SunTrust Banks)	400,000	400,000
Ser. B, 1.90%, VRDN, (LOC: Bank of America)	10,500,000	10,500,000

		46,309,400

GENERAL OBLIGATION - LOCAL 0.5%
Wildgrass, CO GO, 2.40%, VRDN, (LOC: Compass Bank)	2,500,000	2,500,000

GENERAL OBLIGATION - STATE 1.4%
Florida Board of Ed. COP GO, Ser. 137, 1.88%, VRDN,
(LOC: JPMorgan Chase & Co.)	5,300,000	5,300,000
Florida Dept. of Trans. ROC GO, 1.87%, VRDN, (Liq.: Citigroup)	1,490,000	1,490,000

		6,790,000

HOSPITAL 12.6%
Highlands Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys.:
Ser. A, 1.85%, VRDN, (LOC: SunTrust Banks)	3,800,000	3,800,000
Ser. B, 1.85%, VRDN, (LOC: SunTrust Banks)	19,100,000	19,100,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, 06/01/2005	1,000,000	1,009,009
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 1.87%, VRDN,
(LOC: Bank of America)	800,000	800,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys., Ser. 98-171, 1.94%, VRDN,
(Liq.: Morgan Stanley)	$ 24,000,000	$24,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 1.85%, VRDN,
(LOC: Northern Trust)	5,840,000	5,840,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 1.94%, VRDN,
(Liq.: Morgan Stanley)	1,175,000	1,175,000
Santa Rosa Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., 1.85%, VRDN,
(LOC: Bank of America)	7,070,000	7,070,000

		62,794,009

HOUSING 25.1%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 1.90%, VRDN,
(LOC: SunTrust Banks)	3,975,000	3,975,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 1.90%, VRDN,
(LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 2.06%, VRDN, (LOC: Citibank)	70,000	70,000
Broward Cnty., FL MHRB, Cypress Grove Apts., Ser. B, 2.04%, VRDN,
(LOC: Citibank)	4,270,000	4,270,000
Class B Revenue Bond Cert. Trust:
1.40%, VRDN, (Liq.: American International Group)	6,530,000	6,530,000
2.15%, VRDN, (Liq.: American International Group)	8,095,000	8,095,000
Clipper Tax-Exempt Trust COP:
Ser. 1999-2, 2.04%, VRDN, (LOC: State Street Corp.)	251,013	251,013
Ser. 2000-1, 1.96%, VRDN, (LOC: State Street Corp.)	10,037,000	10,037,000
Ser. 2000-3, 1.96%, VRDN, (LOC: State Street Corp.)	1,685,000	1,685,000
Florida HFA RB, 1.92%, VRDN, (Liq.: Merrill Lynch & Co.)	1,180,000	1,180,000
Florida Hsg. Fin. Corp. MHRB:
1.93%, VRDN, (Liq.: Merrill Lynch & Co.)	7,940,000	7,940,000
Lee Vista Apts., 1.86%, VRDN, (Insd. by FHLMC)	18,000,000	18,000,000
Florida Hsg. Fin. Corp. RB, Maitland Apts., 1.86%, VRDN, (Insd. by FHLMC)	20,675,000	20,675,000
Orange Cnty., FL HFA RB, 1.94%, VRDN, (Liq.: Merrill Lynch & Co.)	4,000,000	4,000,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 1.86%, VRDN,
(LOC: AmSouth Bank)	9,500,000	9,500,000
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 1.82%, VRDN,
(Insd. by FNMA)	1,025,000	1,025,000
Palm Beach Cnty., FL MHRB PFOTER, 1.93%, VRDN, (Liq.: Merrill Lynch & Co.)	12,590,000	12,590,000
Pinellas Cnty., FL HFA PFOTER, 1.94%, VRDN, (Liq.: Merrill Lynch & Co.)	305,000	305,000
Pinellas Cnty., FL HFA RB, Class A, 1.94%, VRDN	6,500,000	6,500,000
Pinellas Cnty., FL HFA SFHRB, 1.94%, VRDN, (Liq.: Merrill Lynch & Co.)	800,000	800,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 1.91%, VRDN,
(LOC: Bank of America)	5,700,000	5,700,000

		125,328,013

INDUSTRIAL DEVELOPMENT REVENUE 9.7%
Alachua Cnty, FL IDRB, Florida Rock Proj., 1.90%, VRDN, (LOC: Bank of America)	1,000,000	1,000,000
Capital Trust PFOTER, Seminole Convention Proj., Ser. A, 2.50%, VRDN,
(LOC: JPMorgan Chase & Co.)	2,500,000	2,500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 1.95%, VRDN, (LOC: Bank of America)	$ 450,000	$450,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., 1.99%, VRDN,
(LOC: Bank of America)	3,500,000	3,500,000
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 2.24%, VRDN,
(Liq.: Merrill Lynch & Co.)	11,700,000	11,700,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Building Proj.:
Ser. A-1, 2.00%, VRDN, (LOC: SunTrust Banks)	1,250,000	1,250,000
Ser. A-2, 1.95%, VRDN, (LOC: SunTrust Banks)	700,000	700,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.00%, VRDN,
(LOC: SunTrust Banks)	1,200,000	1,200,000
Fort Walton Proj., Ser. A-4 , 1.95%, VRDN, (LOC: SunTrust Banks)	835,000	835,000
Novelty Crystal Proj., 1.95%, VRDN, (LOC: SunTrust Banks)	1,100,000	1,100,000
Plastics Components Proj., 1.95%, VRDN, (LOC: SunTrust Banks)	900,000	900,000
Suncoast Bakeries Proj., Ser. A-1, 1.95%, VRDN, (LOC: SunTrust Banks)	590,000	590,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 1.92%, VRDN,
(LOC: Bank of America)	1,655,000	1,655,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 1.95%, VRDN,
(LOC: SunTrust Banks)	900,000	900,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.95%, VRDN,
(LOC: Bank of America)	2,950,000	2,950,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 1.90%, VRDN,
(LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 1.95%, VRDN, (LOC: Bank of America)	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., 2.09%, VRDN, (LOC: SunTrust Banks)	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., 2.00%, VRDN, (LOC: U.S. Bank Trust)	1,620,000	1,620,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 2.13%, VRDN,
(LOC: Associated Bank)	1,640,000	1,640,000

		48,490,000

LEASE 0.2%
Koch Floating Rate Trust RB, Ser. 2000-1, 2.04%, VRDN,
(LOC: State Street Corp.)	836,201	836,201

MISCELLANEOUS REVENUE 1.0%
Jacksonville, FL EDA RB, Ser. A, 1.83%, VRDN, (LOC: Fortis Bank)	5,000,000	5,000,000

PORT AUTHORITY 0.4%
Valdez, AK Marine Terminal RB, 1.80%, 06/01/2005, VRDN	2,000,000	2,000,000

PUBLIC FACILITIES 4.2%
Miami-Dade Cnty., FL Sch. Board COP:
1.87%, VRDN, (Liq.: Citigroup)	3,100,000	3,100,000
1.88%, VRDN, (LOC: JPMorgan Chase & Co.)	4,595,000	4,595,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 1.90%, VRDN,
(Liq.: Morgan Stanley)	350,000	350,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Palm Beach Cnty., FL Sch. Board COP, 1.87%, VRDN, (LOC: Citibank)	$ 2,710,000	$2,710,000
St. Lucie Cnty., FL Sch. Board COP, 1.86%, VRDN, (LOC: Bank of New York)	10,288,000	10,288,000

		21,043,000

SPECIAL TAX 7.4%
ABN AMRO Munitops COP, Ser. 2002-24, 1.88%, VRDN	18,000,000	18,000,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 1.88%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,600,000	1,600,000
California Economic Recovery ROC, 1.70%, VRDN, (LOC: Citibank)	3,000,000	3,000,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 1.87%, VRDN,
(LOC: Citibank)	2,600,000	2,600,000
Lee Cnty., FL Trans. Facs. ROC, 1.87%, VRDN, (Liq.: Citigroup)	4,000,000	4,000,000
Palm Beach Cnty., FL Criminal Justice Facs., Ser. 191, 1.75%, VRDN,
(Liq.: Morgan Stanley)	7,495,000	7,495,000

		36,695,000

UTILITY 15.1%%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN	2,700,000	2,700,000
Coconino Cnty., AZ PCRB, Arizona Public Service Co. Proj., 1.97%, VRDN	1,000,000	1,000,000
Florida Util. Auth. RB, Ser. 327, 1.90%, VRDN, (Liq.: Morgan Stanley)	11,348,500	11,348,500
Jacksonville, FL Elec. Auth.:
Ser. 2000-A, 1.90%, 03/03/2005	22,100,000	22,100,000
Ser. 2000-F, 1.90%, 03/01/2005	5,000,000	5,000,000
Philadelphia, PA Gas Works, Ser. D, 2.01%, 02/01/2005,
(LOC: JPMorgan Chase & Co.)	9,700,000	9,700,000
Polk Cnty., FL Util. Sys. ROC, 1.89%, VRDN, (LOC: Citibank)	3,495,000	3,495,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 1.88%, VRDN, (SPA: RBC Centura Bank)	14,200,000	14,200,000
Reedy Creek, FL Impt. Dist. Util. RB, 1.88%, VRDN, (Liq.: Morgan Stanley)	5,700,000	5,700,000

		75,243,500

WATER & SEWER 2.8%
Colorado Superior Metro. Dist. No. 1 RRB, Ser. A, 2.30%, VRDN,
(SPA: BNP Paribas)	3,030,000	3,030,000
Dade Cnty., FL. Wtr. & Swr. Sys., Ser. 1994-A, 1.82%, VRDN, (LOC: Lloyds Bank)	3,495,000	3,495,000
Sarasota Cnty., FL Util. Sys. RB, PFOTER, 1.87%, VRDN, (Liq.: Merrill Lynch & Co.)	4,005,000	4,005,000
West Palm Beach, FL Util Sys. RB, Ser. 972, 1.88%, VRDN, (Liq.: Morgan Stanley)	3,500,000	3,500,000

		14,030,000

Total Investments (cost $497,814,123) 99.8%		497,814,123
Other Assets and Liabilities 0.2%		1,114,099

Net Assets 100.0%		$498,928,222

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificates
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement
IDRB	Industrial Development Revenue Bond	TAN	Tax Anticipation Note
LOC	Letter of Credit

The following table shows the percent of total investments by geographic location as of January 31, 2005 (unaudited):

Florida	90.9%
Pennsylvania	1.9%
Colorado	1.1%
Wisconsin	0.9%
California	0.6%
Indiana	0.4%
Alaska	0.4%
Illinois	0.3%
Alabama	0.2%
Arizona	0.2%
Non-state specific	3.1%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):

Tier 1	98.5%
Tier 2	1.1%
Non-Rated	0.4%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):

1 day	2.1%
2-7 days	86.6%
8-60 days	6.8%
61-120 days	0.9%
121-240 days	2.1%
241+ days	1.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$497,814,123
Cash	47,243
Receivable for securities sold	100,000
Interest receivable	1,270,591
Prepaid expenses and other assets	41,030

Total assets	499,272,987

Liabilities
Dividends payable	247,491
Payable for Fund shares redeemed	20,000
Advisory fee payable	5,179
Distribution Plan expenses payable	7,409
Due to other related parties	937
Accrued expenses and other liabilities	63,749

Total liabilities	344,765

Net assets	$498,928,222

Net assets represented by
Paid-in capital	$498,913,994
Undistributed net investment income	15,196
Accumulated net realized losses on securities	(968)

Total net assets	$498,928,222

Net assets consists of
Class A	$18,368,483
Class S	442,868,009
Class I	37,691,730

Total net assets	$498,928,222

Shares outstanding
Class A	18,373,967
Class S	442,849,715
Class I	37,690,210

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$4,747,114

Expenses
Advisory fee	1,287,627
Distribution Plan expenses
Class A	69,633
Class S	1,725,176
Administrative services fee	192,797
Transfer agent fees	34,032
Trustees' fees and expenses	4,512
Printing and postage expenses	24,134
Custodian and accounting fees	91,446
Registration and filing fees	58,925
Professional fees	19,185
Other	27,569

Total expenses	3,535,036
Less: Expense reductions	(3,028)
Fee waivers and expense reimbursements	(96,855)

Net expenses	3,435,153

Net investment income	1,311,961

Net realized losses on securities	(968)

Net increase in net assets resulting from operations	$1,310,993

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$1,311,961		$605,451
Net realized gains or losses on securities		(968)		0

Net increase in net assets resulting from
operations		1,310,993		605,451

Distributions to shareholders from
Net investment income
Class A		(141,930)		(142,778)
Class S		(1,053,341)		(446,348)
Class I		(115,127)		(16,286)

Total distributions to shareholders		(1,310,398)		(605,412)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	52,177,799	52,177,799	65,870,783	65,870,783
Class S	814,757,126	814,757,126	454,357,235	454,357,235
Class I	55,614,589	55,614,589	35,201,419	35,201,419

		922,549,514		555,429,437

Net asset value of shares issued in
reinvestment of distributions
Class A	110,803	110,803	119,130	119,130
Class S	139,361	139,361	0	0
Class I	6,212	6,212	2,371	2,371

		256,376		121,501

Payment for shares redeemed
Class A	(61,677,958)	(61,677,958)	(69,036,000)	(69,036,000)
Class S	(631,647,547)	(631,647,547)	(437,536,853)	(437,536,853)
Class I	(24,629,703)	(24,629,703)	(31,289,901)	(31,289,901)

		(717,955,208)		(537,862,754)

Net increase in net assets resulting
from capital share transactions		204,850,682		17,688,184

Total increase in net assets		204,851,277		17,688,223
Net assets
Beginning of period		294,076,945		276,388,722

End of period		$498,928,222		$294,076,945

Undistributed net investment income		$15,196		$13,633

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $54,074 and reimbursed expenses in the amount of $27,357 which combined represents 0.02% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $15,424.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2005, the Fund had $968 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income of $15,196 and capital loss carryovers of $968.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2005	2004

Ordinary Income	$0	$110
Exempt-Interest Income	1,310,398	605,302

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

20

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts March 23, 2005

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 100%.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

**Visit us online at EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

Evergreen Investments℠
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

565211 rv2 3/2005

Evergreen Money Market Fund

# Evergreen

MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

J. Kellie Allen Customized Fixed Income Team Lead Manager
Bryan K. White, CFA Customized Fixed Income Team

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

Average annua lreturn**

1-year with sales charge	N/A	-4.79%	-0.79%	N/A	N/A	N/A

1-year w/o sales charge	0.68%	0.21%	0.21%	0.41%	0.52%	0.97%

5-year	2.22%	1.26%	1.64%	1.98%	2.25%	2.50%

10-year	3.58%	2.93%	3.19%	3.61%	3.75%	3.88%

7-day annualized yield	1.54%	0.84%	0.84%	1.23%	1.33%	1.83%

30-day annualized yield	1.50%	0.80%	0.80%	1.20%	1.29%	1.79%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.00% for Class B and 1.00% for Class C. Classes A, I, S and S1 are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class S1. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C and S without which returns for Classes A, B, C and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,005.31	$ 4.64
Class B	$ 1,000.00	$ 1,001.87	$ 8.05
Class C	$ 1,000.00	$ 1,001.87	$ 8.05
Class S	$ 1,000.00	$ 1,003.80	$ 6.14
Class S1	$ 1,000.00	$ 1,004.42	$ 5.49
Class I	$ 1,000.00	$ 1,006.82	$ 3.13
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.51	$ 4.67
Class B	$ 1,000.00	$ 1,017.09	$ 8.11
Class C	$ 1,000.00	$ 1,017.09	$ 8.11
Class S	$ 1,000.00	$ 1,019.00	$ 6.19
Class S1	$ 1,000.00	$ 1,019.66	$ 5.53
Class I	$ 1,000.00	$ 1,022.02	$ 3.15

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for
Class A, 1.60% for Class B, 1.60% for Class C, 1.22% for Class S, 1.09% for Class S1 and 0.62% for
Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	0[1]	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.68%	0.32%	1.14%	3.20%	5.84%

Ratios and supplemental data
Net assets, end of period (millions)	$3,027	$6,261	$10,628	$9,605	$2,302
Ratios to average net assets
Expenses[2]	0.94%	0.93%	0.89%	0.88%	0.84%
Net investment income	0.60%	0.33%	1.12%	2.42%	5.54%

1 Amount represents less than $0.005 per share.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0	0.02	0.05

Distributions to shareholders from
Net investment income	0[1]	0[1]	0[1]	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.21%	0.06%	0.44%	2.48%	5.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 46	$ 70	$ 113	$ 92	$ 52
Ratios to average net assets
Expenses[3]	1.38%	1.20%	1.59%	1.57%	1.54%
Net investment income	0.18%	0.06%	0.41%	2.25%	4.95%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0	0.02	0.05

Distributions to shareholders from
Net investment income	0[1]	0[1]	0[1]	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.21%	0.06%	0.44%	2.48%	5.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 16	$ 26	$ 23	$ 15	$ 9
Ratios to average net assets
Expenses[3]	1.37%	1.17%	1.59%	1.57%	1.55%
Net investment income	0.15%	0.06%	0.42%	2.24%	4.99%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0.03	0.03

Distributions to shareholders from
Net investment income	0[2]	0[2]	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.41%	0.09%	0.82%	2.89%	3.33%

Ratios and supplemental data
Net assets, end of period (millions)	$2,477	$3,544	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses[3]	1.20%	1.17%	1.21%	1.16%	1.15%[4]
Net investment income	0.39%	0.10%	0.83%	2.89%	5.56%[4]

1 For the period from June 30, 2000 (commencemen t of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.52%	0.20%	1.18%	1.38%

Ratios and supplemental data
Net assets, end of period (millions)	$2,294	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses[3]	1.09%	1.05%	0.85%	0.86%[4]
Net investment income	0.75%	0.21%	1.16%	1.72%[4]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.97%	0.57%	1.42%	3.50%	6.15%

Ratios and supplemental data
Net assets, end of period (millions)	$1,531	$1,659	$2,334	$2,685	$1,964
Ratios to average net assets
Expenses[2]	0.65%	0.68%	0.61%	0.56%	0.54%
Net investment income	0.94%	0.57%	1.41%	3.43%	5.97%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 9.2%
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	$150,000,000	$150,000,000
2.74%, 12/09/2005	75,000,000	75,000,000
Deutsche Bank AG:
1.53%, 05/06/2005	85,000,000	85,000,000
2.45%, 10/07/2005	110,000,000	110,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.33%, 02/07/2005	50,000,000	50,000,000
2.42%, 02/17/2005	50,000,000	50,000,000
2.75%, 12/13/2005	75,000,000	75,000,000
National Bank of Commerce, 2.52%, 02/28/2005	50,000,000	49,997,986
SunTrust Banks, Inc., 2.56%, 04/11/2005	65,000,000	65,000,000
UBS AG, 2.76%, 12/14/2005	50,000,000	50,006,392

Total Certificates of Deposit (cost $860,004,378)		860,004,378

COMMERCIAL PAPER 46.1%
Asset-Backed 40.9%
ASAP Funding:
2.41%, 02/22/2005	50,000,000	49,929,708
2.45%, 02/22/2005	37,200,000	37,146,835
2.50%, 02/28/2005	50,000,000	49,906,250
Barton Capital Corp., 2.29%, 02/03/2005	30,000,000	29,996,183
Bavaria Universal Funding Corp.:
2.31%, 02/01/2005	15,000,000	15,000,000
2.37%, 02/08/2005	61,275,000	61,246,763
Blue Heron Funding, Ltd., 2.56%, 02/25/2005 144A	50,000,000	50,000,000
Blue Spice LLC, 2.33%, 02/07/2005	50,000,000	49,980,583
Check Point Charlie, Inc.:
2.32%, 02/04/2005	43,000,000	42,991,687
2.35%, 02/07/2005	25,000,000	24,990,208
Chesham LLC:
2.37%, 02/07/2005	30,000,000	29,988,150
2.41%, 02/23/2005	70,000,000	69,896,906
2.44%, 02/14/2005	48,000,000	47,957,707
2.54%, 02/24/2005	90,000,000	89,853,950
Citigroup Global Markets Holdings, 2.45%, 02/11/2005	50,000,000	49,965,972
Concord Minutemen Capital Co. LLC:
2.00%, 02/08/2005	100,000,000	100,000,000
2.42%, 02/11/2005	83,000,000	83,000,000
2.43%, 02/14/2005	50,000,000	50,000,000
Descartes Funding, 2.48%, 02/15/2005	100,000,000	100,000,000
Discover Card Financial, 2.30%, 02/07/2005	46,500,000	46,482,175
Edison Asset Securitization LLC, 2.27%, 02/03/2005	39,750,000	39,744,987

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Eiffel Funding LLC, 2.40%, 02/18/2005	$ 50,000,000	$49,943,333
Fairway Finance Corp.:
2.28%, 02/01/2005	25,300,000	25,300,000
2.30%, 02/02/2005	36,657,000	36,654,658
Gemini Securitization Corp., 2.34%, 02/08/2005	67,143,000	67,112,450
Giro Balanced Funding Corp.:
2.35%, 02/10/2005	44,764,000	44,737,701
2.37%, 02/14/2005	40,000,000	39,965,767
Giro Multi Funding Corp.:
2.34%, 02/07/2005	70,207,000	70,179,619
2.44%, 02/15/2005	94,287,000	94,197,532
High Peak Funding Corp., 2.46%, 02/17/2005	75,000,000	74,918,000
International Lease Fin. Corp., 2.64%, 04/26/2005	25,000,000	24,846,000
Legacy Capital Corp.:
2.30%, 02/01/2005	30,057,000	30,057,000
2.50%, 02/22/2005	50,099,000	50,025,939
Lexington Parker Capital Corp., 2.45%, 03/07/2005	33,306,000	33,228,934
Lockhart Funding LLC:
2.35%, 02/09/2005	114,884,000	114,825,425
2.36%, 02/10/2005	42,206,000	42,181,098
Mane Funding Corp., 2.29%, 02/04/2005	33,156,000	33,149,673
Mortgage Interest Network:
2.46%, 02/22/2005	50,000,000	49,928,250
2.50%, 02/04/2005	90,000,000	89,981,250
2.51%, 02/16/2005	50,000,000	49,947,709
Neptune Funding Corp., 2.37%, 02/10/2005	29,454,000	29,436,549
Old Line Funding Corp., 2.33%, 02/02/2005	32,059,000	32,056,925
Paradigm Funding LLC:
2.31%, 02/04/2005	20,285,000	20,281,095
2.45%, 02/18/2005	30,529,000	30,493,680
Park Granada LLC, 2.35%, 02/08/2005	151,282,000	151,212,872
Rhineland Funding Capital Corp.:
2.32%, 02/03/2005	25,058,000	25,054,770
2.48%, 02/28/2005	42,269,000	42,190,380
2.50%, 02/07/2005	20,000,000	19,991,667
2.51%, 02/25/2005	26,264,000	26,220,052
2.57%, 03/21/2005	68,738,000	68,502,458
Scaldis Capital, Ltd., 2.40%, 02/15/2005	54,000,000	53,949,600
Sheffield Receivables Corp.:
2.30%, 02/07/2005	20,366,000	20,358,193
2.33%, 02/09/2005	95,476,000	95,426,565
Sigma Finance, Inc., 2.61%, 04/06/2005	47,000,000	46,781,920

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Surrey Funding Corp.:
2.36%, 02/22/2005	$ 25,000,000	$24,965,583
2.43%, 03/07/2005	48,260,000	48,149,243
2.44%, 02/15/2005	47,585,000	47,539,847
Thames Asset Global Securization, Inc.:
2.41%, 02/07/2005	50,000,000	49,979,917
2.44%, 02/15/2005	37,274,000	37,238,631
Thornburg Mortgage Capital Resources LLC:
2.40%, 02/07/2005	100,000,000	99,960,000
2.42%, 02/14/2005	50,000,000	49,956,306
2.47%, 02/15/2005	50,000,000	49,951,972
Three Pillars Funding Corp.:
2.34%, 02/07/2005	55,825,000	55,803,228
2.35%, 02/07/2005	50,000,000	49,980,417
2.43%, 02/15/2005	50,000,000	49,952,750
2.44%, 02/15/2005	67,198,000	67,134,237
2.45%, 02/17/2005	50,000,000	49,945,555
Thunder Bay Funding, Inc., 2.40%, 02/15/2005	50,000,000	49,953,333
Ticonderoga Funding LLC:
2.38%, 02/23/2005	50,269,000	50,195,886
2.41%, 02/25/2005	68,767,000	68,656,514
Tulip Funding Corp., 2.32%, 02/01/2005	100,000,000	100,000,000
Windmill Funding Corp.:
2.28%, 02/01/2005	65,000,000	65,000,000
2.52%, 02/18/2005	25,000,000	24,970,250

		3,840,548,797

Capital Markets 2.1%
Goldman Sachs Group LP:
2.34%, 02/03/2005	50,000,000	49,993,500
2.36%, 02/03/2005	100,000,000	99,986,889
2.53%, 02/24/2005	50,000,000	49,919,181

		199,899,570

Commercial Banks 1.1%
Credit Suisse First Boston, 2.30%, 02/03/2005	100,000,000	99,987,222

Diversified Financial Services 2.0%
Citibank Credit Card Issuance Trust:
2.32%, 02/01/2005	85,000,000	85,000,000
2.37%, 02/11/2005	50,000,000	49,967,083
2.44%, 02/17/2005	50,000,000	49,945,778

		184,912,861

Total Commercial Paper (cost $4,325,348,450)		4,325,348,450

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS 28.4%
Asset-Backed 3.3%
Liberty Lighthouse U.S. Capital Corp.:
2.75%, 11/16/2005 144A	$100,000,000	$100,000,000
FRN:
2.34%, 02/02/2005 144A	50,000,000	50,000,000
2.35%, 02/03/2005 144A	50,000,000	49,999,384
3.08%, 01/06/2006 144A	50,000,000	50,000,000
Strategic Money Market Trust, FRN, 2.55%, 03/15/2005 144A	56,648,000	56,648,000

		306,647,384

Capital Markets 7.5%
Bear Stearns Co., Inc., FRN, 2.42%, 02/07/2005	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN, 2.58%, 02/11/2005	300,000,000	300,000,000
Morgan Stanley Group, Inc.:
2.43%, 02/03/2005	100,000,000	99,952,584
FRN, 2.48%, 02/15/2005	200,000,000	199,874,679
Spear Leeds & Kellogg LP, 8.25%, 08/15/2005 144A	52,000,000	53,609,262

		703,436,525

Commercial Banks 2.7%
Marshall & Ilsley Bank Corp.:
FRN, 2.60%, 02/22/2005	100,000,000	100,000,000
5.21%, 12/15/2005	50,000,000	50,970,063
Wells Fargo Bank & Co., 2.30%, 02/02/2005	100,000,000	100,000,000

		250,970,063

Consumer Finance 7.5%
BMW US Capital Corp. LLC:
4.23%, 06/07/2005	50,000,000	50,344,170
FRN, 2.52%, 02/24/2005	100,000,000	100,000,000
General Electric Capital Corp., FRN:
2.52%, 02/09/2005	100,000,000	100,000,000
2.58%, 02/17/2005	220,000,000	220,000,000
General Electric Co., 2.74%, 04/25/2005	81,125,000	81,173,976
HBOS plc, FRN, 2.39%, 02/21/2005 144A	150,000,000	150,000,000

		701,518,146

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
Diversified Financial Services 2.4%
CC USA, Inc., 1.57%, 04/26/2005 144A	$ 50,000,000	$50,000,000
JPMorgan Chase & Co., 2.69%, 03/07/2005	100,000,000	100,028,165
Sigma Finance, Inc.:
1.58%, 05/06/2005 144A	40,000,000	40,000,000
1.87%, 05/17/2005 144A	40,000,000	40,000,000

		230,028,165

Diversified Telecommunication Services 1.9%
BellSouth Corp., 4.12%, 04/26/2005 144A	175,000,000	176,004,030

Hotels, Restaurants & Leisure 0.6%
McDonald's Corp., 4.55%, 03/07/2005 144A	55,000,000	55,158,179

Pharmaceuticals 0.7%
Pfizer Inc., 2.12%, 02/04/2005	70,000,000	70,000,000

Thrifts & Mortgage Finance 1.8%
Countrywide Home Loans, Inc., FRN:
2.42%, 02/22/2005	30,000,000	29,998,225
2.47%, 02/28/2005	50,000,000	50,000,000
2.48%, 02/14/2005	40,000,000	40,014,200
2.53%, 03/07/2005	33,000,000	33,000,000
2.81%, 04/29/2005	20,000,000	20,000,000

		173,012,425

Total Corporate Bonds (cost $2,666,774,917)		2,666,774,917

FUNDING AGREEMENTS 5.8%
Allstate Funding Corp., 2.65%, 02/15/2005	100,000,000	100,000,000
Anchor National Life Insurance Co., 2.78%, 04/26/2005	100,000,000	100,000,000
Jackson National Life Insurance Co., 2.64%, 04/01/2005	75,000,000	75,000,000
Transamerica Occidental:
2.61%, 02/01/2005	140,000,000	140,000,000
2.71%, 04/01/2005	135,000,000	135,000,000

Total Funding Agreements (cost $550,000,000)		550,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 2.52%,
02/03/2005, (LOC: Bank of America Corp.)	11,600,000	11,600,000

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B, 2.61%,
02/03/2005, (LOC: Bank of America Corp.)	$ 41,830,000	$41,830,000

Total Municipal Obligations (cost $53,430,000)		53,430,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 9.5%
FHLB:
1.53%, 05/06/2005	100,000,000	100,000,000
1.58%, 05/10/2005	75,000,000	75,000,000
2.00%, 06/01/2005	35,730,000	35,728,238
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	100,000,000	100,000,000
3.00%, 01/18/2006	38,835,000	38,817,343
FRN, 2.53%, 02/11/2005	50,000,000	50,000,000
FHLMC, FRN:
1.90%, 07/28/2005	50,000,000	50,000,000
3.22%, 04/19/2005	60,000,000	60,000,000
FNMA:
1.40%, 05/03/2005	50,000,000	50,000,000
1.65%, 05/16/2005	25,000,000	25,000,000
1.75%, 05/23/2005	50,000,000	50,000,000
2.56%, 04/21/2005	50,000,000	49,976,871
3.15%, 02/06/2006	80,000,000	79,989,071

Total U.S. Government & Agency Obligations (cost $889,511,523)		889,511,523

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,591)	74,591	74,591

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

REPURCHASEAGREEMENT 0.2%
Deutsche Bank AG, 2.45%, dated 1/31/2005, maturing 2/1/2005;
maturity value $24,258,411* (cost $24,256,760)	$ 24,256,760	$24,256,760

Total Investments (cost $9,369,400,619) 99.8%		9,369,400,619
Other Assets and Liabilities 0.2%		20,754,388

Net Assets 100.0%		$9,390,155,007

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Collateralized by $24,310,000 U.S.Treasury Note, 4.25%, 11/15/2014, value including accrued interestis $24,742,476.

Summaryof Abbreviations
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The followingtable shows the percent of totalinvestments by credit qualityas of January 31, 2005 (unaudited):

Tier 1	100%

The followingtable shows the percent of totalinvestments by maturityas of January 31, 2005 (unaudited):

1 day	5.2%
2-7 days	17.5%
8-60 days	51.3%
61-120 days	12.2%
121-240 days	2.0%
241+ days	11.8%

100%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$9,369,400,619
Cash	49,944
Receivable for Fund shares sold	357,461
Interest receivable	30,688,315
Prepaid expenses and other assets	141,138

Total assets	9,400,637,477

Liabilities
Dividends payable	4,925,118
Payable for Fund shares redeemed	2,012,927
Advisory fee payable	11,109
Due to other related parties	1,188,613
Accrued expenses and other liabilities	2,344,703

Total liabilities	10,482,470

Net assets	$9,390,155,007

Net assets represented by
Paid-in capital	$9,395,319,111
Undistributed net investment income	73,803
Accumulated net realized losses on securities	(5,237,907)

Total net assets	$9,390,155,007

Net assets consists of
Class A	$3,026,842,126
Class B	45,714,260
Class C	16,084,696
Class S	2,476,505,070
Class S1	2,293,578,544
Class I	1,531,430,311

Total net assets	$9,390,155,007

Shares outstanding
Class A	3,028,065,546
Class B	45,736,914
Class C	16,087,439
Class S	2,479,486,665
Class S1	2,293,591,473
Class I	1,533,556,280

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$158,108,674

Expenses
Advisory fee	38,920,650
Distribution Plan expenses
Class A	11,730,895
Class B	581,147
Class C	339,028
Class S	16,463,795
Class S1	8,464,282
Administrative services fee	5,911,079
Transfer agent fees	18,311,214
Trustees' fees and expenses	139,480
Printing and postage expenses	1,208,286
Custodian and accounting fees	2,235,455
Registration and filing fees	415,081
Professional fees	90,503
Other	1,096,345

Total expenses	105,907,240
Less: Expense reductions	(45,720)
Fee waivers and expense reimbursements	(8,767,535)

Net expenses	97,093,985

Net investment income	61,014,689

Net realized losses on securities	(19,886)

Net increase in net assets resulting from operations	$60,994,803

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$61,014,689		$51,836,553
Net realized gains or losses on
securities		(19,886)		3,954

Net increase in net assets
resulting from operations		60,994,803		51,840,507

Distributions to shareholders from
Net investment income
Class A		(23,466,845)		(31,066,403)
Class B		(104,311)		(58,772)
Class C		(49,169)		(13,963)
Class S		(10,753,722)		(5,514,173)
Class S1		(10,623,068)		(3,471,376)
Class I		(16,014,983)		(11,672,585)

Total distributions to shareholders		(61,012,098)		(51,797,272)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,070,341,857	14,070,341,857	34,294,915,426	34,294,915,426
Class B	30,304,561	30,304,561	38,493,557	38,493,557
Class C	46,101,474	46,101,474	72,951,189	72,951,033
Class S	1,341,631,844	1,341,631,844	1,437,119,628	1,437,119,628
Class S1	7,927,586,237	7,927,586,237	1,254,700,844	1,254,700,844
Class I	6,365,129,123	6,365,129,123	5,412,929,740	5,412,929,740

		29,781,095,096		42,511,110,228

Net asset value of shares issued
in reinvestment of distributions
Class A	20,173,809	20,173,809	28,253,088	28,253,088
Class B	92,777	92,777	53,898	53,898
Class C	41,430	41,430	11,182	11,182
Class S	31	31	6	6
Class S1	10,403,291	10,403,291	000	000
Class I	1,088,586	1,088,586	829,216	829,216

		31,799,924		29,147,390

Automatic conversion of Class B
shares to Class A shares
Class A	7,007,280	7,007,280	8,673,199	8,673,199
Class B	(7,007,280)	(7,007,280)	(8,673,199)	(8,673,199)

		0		0

Payment for shares redeemed
Class A	(17,331,368,841)	(17,331,368,841)	(38,699,626,376)	(38,699,626,376)
Class B	(47,471,221)	(47,471,221)	(72,767,644)	(72,767,646)
Class C	(56,547,203)	(56,547,203)	(69,797,049)	(69,797,049)
Class S	(2,409,555,060)	(2,409,555,060)	(5,195,079,937)	(5,195,079,937)
Class S1	(6,701,260,297)	(6,701,260,297)	(1,965,333,849)	(1,965,333,849)
Class I	(6,493,437,525)	(6,493,437,525)	(6,089,062,549)	(6,089,062,549)

		(33,039,640,147)		(52,091,667,406)

Net decrease in net assets resulting
from capital share transactions		(3,226,745,127)		(9,551,409,788)

Total decrease in net assets		(3,226,762,422)		(9,551,366,553)
Net assets
Beginning of period		12,616,917,429		22,168,283,982

End of period		$9,390,155,007		$12,616,917,429

Undistributed net investment income		$ 73,803		$ 71,212

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Effective at the close of business on December 31, 2004, Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $430,986 and reimbursed expenses in the amount of $4,300,027 which combined represents 0.05% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets was as follows:

	Distribution	% of Average
	Fees	Daily Net Assets
	Reimbursed	of Class

Class A	$508,270	0.01%
Class B	153,831	0.26%
Class C	94,821	0.28%
Class S	1,406,891	0.05%
Class S1	1,872,709	0.13%

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended January 31, 2005, EIS received $69, $236,965 and $32,700 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2005, the Fund had $5,237,907 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration
2006	2007	2008	2009	2011	2012	2013

$381,247	$200,609	$139,955	$4,353,228	$137,629	$5,353	$19,886

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $73,803 and capital loss carryover in the amount of $5,237,907.

The tax character of distributions paid were $61,012,098 and $51,797,272 of ordinary income for the years ended January 31, 2005 and January 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

26

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565209 rv2 3/2005

Evergreen Municipal Money Market Fund

# Evergreen

**MUNICIPAL MONEY MARKET FUND**

**Annual Report**
**as of January 31, 2005**

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

Average annual return

1-year	0.68%	0.38%	0.37%	0.98%

5-year	1.59%	1.34%	1.48%	1.90%

10-year	2.36%	2.39%	2.46%	2.67%

7-day annualized yield	1.15%	0.85%	0.85%	1.44%

30-day annualized yield	1.08%	0.78%	0.78%	1.38%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Classes S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of January 31, 2005, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.50	$ 4.03
Class S	$ 1,000.00	$ 1,002.99	$ 5.54
Class S1	$ 1,000.00	$ 1,002.99	$ 5.54
Class I	$ 1,000.00	$ 1,006.02	$ 2.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.11	$ 4.06
Class S	$ 1,000.00	$ 1,019.61	$ 5.58
Class S1	$ 1,000.00	$ 1,019.61	$ 5.58
Class I	$ 1,000.00	$ 1,022.62	$ 2.54

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.10% for Class S and 1.10% for Class S1 and 0.50% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$ 1.00	$1.00	$1.00

Total return	0.68%	0.51%	0.95%	2.18%	3.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 763	$ 958	$1,237	$ 953	$ 126
Ratios to average net assets
Expenses [1]	0.83%	0.85%	0.86%	0.88%	0.86%
Net investment income	0.65%	0.50%	0.89%	1.47%	3.59%

1 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001 [1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.38%	0.21%	0.65%	1.88%	1.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 319	$ 463	$ 835	$ 638	$ 574
Ratios to average net assets
Expenses [3]	1.13%	1.13%	1.16%	1.16%	1.16% [4]
Net investment income	0.34%	0.22%	0.60%	1.82%	3.31% [4]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.
2 Amount represents less than $0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00

Total return	0.37%	0.22%	0.72%	0.77%

Ratios and supplemental data
Net assets, end of period (millions)	$1,344	$ 274	$ 369	$ 257
Ratios to average net assets
Expenses [3]	1.10%	1.12%	1.09%	1.10% [4]
Net investment income	0.57%	0.22%	0.67%	0.96% [4]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.
2 Amount represents less than $0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.98%	0.81%	1.25%	2.49%	4.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 492	$ 513	$ 561	$ 489	$ 512
Ratios to average net assets
Expenses [2]	0.52%	0.55%	0.56%	0.56%	0.56%
Net investment income	0.96%	0.80%	1.20%	2.46%	3.89%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 3.5%
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER, 1.93%, VRDN	$ 675,000	$675,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 2.04%, VRDN, (LOC: Citibank)	2,500,000	2,500,000
Ser. B, 2.04%, VRDN, (LOC: Citibank)	6,700,000	6,700,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines, Inc., Ser. C, 1.91%, VRDN,
(LOC: General Electric Capital Corp.)	34,500,000	34,500,000
Denver, CO City and Cnty. Arpt. RB, Stars Cert., Ser. 104, 1.89%, VRDN	5,590,000	5,590,000
Hawaii Arpt. Sys. RB, 1.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
FGIC)	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Floating Rate Cert., Ser. 404, 1.93%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, 1.96%, VRDN, (LOC: Bank of America
Corp. & Insd. by MBIA)	2,910,000	2,910,000
Kenton Cnty., KY Arpt. RB, Mesaba Aviation, Inc. Proj., Ser. A, 1.91%, VRDN	28,315,000	28,315,000
Metropolitan Washington DC Arpt. MSTR, 2.09%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.10%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 2.10%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 1.93%, VRDN, (SPA: Societe Generale & Insd.
by FGIC)	3,400,000	3,400,000

		102,110,000

CAPITAL IMPROVEMENTS 0.9%
Clarksville, TN Pub. Bldg. Auth. RB, 1.85%, VRDN	25,865,000	25,865,000

COMMUNITY DEVELOPMENT DISTRICT 0.9%
Colorado HFA IDRB, Worldwest LLP Proj., 2.00%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.00%, VRDN,
(LOC: U.S. Bank)	2,725,000	2,725,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
2.04%, VRDN, (LOC: AmSouth Bank)	4,085,000	4,085,000
San Diego, CA Pub. Facs. PFOTER, Class B, 1.89%, VRDN, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	13,000,000	13,000,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., 2.23%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 1.92%, VRDN,
(LOC: Key Bank)	2,445,000	2,445,000

		26,605,000

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth.
Alliance Proj., 1.85%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000

EDUCATION 5.9%
ABN AMRO Munitops Cert. Trust RB, 1.88%, VRDN, (Insd. by FSA)	8,500,000	8,500,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 1.91%, VRDN, (Liq.: Bear Stearns &
Co. & Insd. by MBIA) 144A	10,010,000	10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 1.90%, VRDN, (Liq.: Morgan
Stanley)	2,245,000	2,245,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 1.94%, VRDN,
(Gtd. by Columbus B&T Co.)	$ 1,970,000	$1,970,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, 1.91%, VRDN, (Insd. by MBIA)	5,910,000	5,910,000
Collier Cnty., FL IDA RB, Cmnty. Sch. of Naples Proj., 1.85%, VRDN, (LOC: Bank of
America Corp.)	3,750,000	3,750,000
Colorado Edl. and Cultural Facs. Auth. RB, Vail Mountain Sch. Proj., 1.92%,
VRDN	4,000,000	4,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews Sewanee Sch. Proj.,
1.89%, VRDN, (LOC: AmSouth Bank)	1,685,000	1,685,000
Lancaster, PA IDA RB, Student Lodging, 1.99%, VRDN, (LOC: Fulton Bank)	3,825,000	3,825,000
Louisiana Local Govt. Env. RB, Univ. of Louisiana at Monroe Facs., Ser. C, 1.86%,
VRDN	10,000,000	10,000,000
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 1.87%, VRDN	38,000,000	38,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.02%, VRDN,
(LOC: Columbus B&T Co.)	7,380,000	7,380,000
Macon, GA Private Colleges and Univ. Auth. RB, Mercer Univ. Proj., 1.94%,
VRDN	12,075,000	12,075,000
Massachusetts Hlth. and Edl. Facs. Auth. RB, Boston Univ., Ser. H, 1.78%, VRDN	1,050,000	1,050,000
New Jersey Ed. Facs. Auth. PFOTER, 1.86%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by AMBAC)	880,000	880,000
Oak Ridge, TN IDRB, 1.87%, VRDN, (SPA: Allied Irish Bank plc)	3,900,000	3,900,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 2.08%, VRDN, (LOC: Bank
of America Corp.)	7,700,000	7,700,000
Palm Beach Cnty., FL RRB, St. Andrews Sch. of Boca, 1.85%, VRDN, (LOC: Bank of
America Corp.)	5,515,000	5,515,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 1.92%, VRDN,
(LOC: Key Bank)	6,735,000	6,735,000
Summit Cnty., OH RB, Western Academy Reserve, 1.87%, VRDN, (LOC: Key Bank)	5,970,000	5,970,000
University of CA MSTR, Ser. 48-A, 1.87%, VRDN, (Insd. by AMBAC)	30,740,000	30,740,000
Will, Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, 1.96%, VRDN	240,000	240,000

		172,080,000

GENERAL OBLIGATION - LOCAL 4.5%
Chicago, IL GO:
Lakefront Millenium, Ser. 322, 1.90%, VRDN	2,225,000	2,225,000
PFOTER, 1.88%, VRDN	5,000,000	5,000,000
Cook Cnty, IL GO, 1.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 1.96%, VRDN	855,000	855,000
District of Columbia GO, Ser. C, 1.85%, VRDN, (Insd. by FGIC)	9,735,000	9,735,000
New York, NY GO, 1.91%, VRDN	70,000,000	70,000,000
Panhandle Plains, TX GO, Higher Ed. Student Loan, Ser. A, 1.87%, VRDN	39,000,000	39,000,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 1.90%, VRDN, (Insd. by MBIA &
Liq.: Morgan Stanley)	2,400,000	2,400,000

		131,215,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 1.4%
ABN AMRO Munitops Cert. Trust GO, 1.89%, VRDN, (SPA: ABN AMRO Bank &
Insd. by MBIA)	$ 9,495,000	$9,495,000
Clipper Tax Exempt Trust COP, 1.96%, VRDN, (LOC: State Street Corp. & Insd.
by GNMA)	23,550,000	23,550,000
Florida Dept. of Trans. ROC GO, 1.87%, VRDN, (Liq.: Citigroup)	3,970,000	3,970,000
Washington GO, Motor Vehicle Tax, 1.91%, VRDN, (LOC: Bank of New York &
Insd. by FSA)	2,760,000	2,760,000

		39,775,000

HOSPITAL 15.5%
Amarillo, TX Hlth. Facs. Corp., Panhandle Pooled Hlth. Care RB, 1.95%, VRDN,
(SPA: BNP Paribas)	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, 1.93%, VRDN, (SPA: National
Australia Bank)	190,000	190,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A , 1.86%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 3.34%, VRDN, (LOC: Colonial Bank)	6,000,000	6,000,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 1.93%, VRDN, (LOC: National
Australia Bank)	29,000,000	29,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 1.92%, VRDN	4,933,500	4,933,500
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.06%, VRDN, (Gtd. by
Columbus B&T Co.)	9,580,000	9,580,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 1.85%, VRDN,
(LOC: SunTrust Banks)	1,157,000	1,157,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, 1.93%, VRDN, (LOC: Lloyds Bank)	88,840,000	88,840,000
Highlands Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys. Ser. B:
1.85%, VRDN, (LOC: SunTrust Banks)	2,100,000	2,100,000
1.85%, VRDN, (SPA: Bank of America Corp. & Insd. by FGIC)	7,350,000	7,350,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, 06/01/2005	16,580,000	16,729,366
Indiana Hlth. Facs. Hosp. RB, Ascension Health, 1.82%, VRDN	2,000,000	2,000,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, 1.89%, VRDN,
(LOC: National City Bank)	7,800,000	7,800,000
Kentucky EDA Hosp. RB, St. Luke's Hosp., PFOTER, 1.93%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	520,000	520,000
Lehigh Cnty., PA Gen. Purpose Auth. PFOTER, 1.87%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	18,665,000	18,665,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., 1.92%, VRDN, (LOC: Bank One)	1,410,000	1,410,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 1.88%, VRDN, (LOC: Union Planters Bank)	3,860,000	3,860,000
Cenikor Foundation Proj., 1.91%, VRDN, (LOC: Union Planters Bank)	3,185,000	3,185,000
Massachusetts Hlth. and Edl. Facs. Auth. RB, Ser. 954, 1.88%, VRDN, (Insd.
by AMBAC)	9,470,000	9,470,000
Massachusetts Hlth. and Edl. Facs. Auth. RRB, Endicott College, Ser. D,
1.84%, VRDN	9,700,000	9,700,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., 1.93%, VRDN,
(SPA: WestLB AG)	24,795,000	24,795,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 1.90%, VRDN,
(LOC: Bank of America Corp.)	$ 1,600,000	$1,600,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 1.87%, VRDN	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.04%, VRDN,
(LOC: Regions Bank)	1,355,000	1,355,000
Montgomery Cnty., OH Healthcare RB, Windows Home Proj., 1.92%,VRDN,
(LOC: Key Bank)	3,510,000	3,510,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 1.90%, VRDN	21,000,000	21,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 00-170, 1.94%, VRDN, (Liq.: Morgan
Stanley)	1,300,000	1,300,000
Orange Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys., Ser. 98-171, 1.94%, VRDN,
(Liq.: Morgan Stanley)	35,925,000	35,925,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, 1.80%, VRDN	3,190,000	3,190,000
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, Children's Hosp. Proj., Ser. D,
1.84%, VRDN, (SPA: WestLB AG)	800,000	800,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Obl.:
Ser. 1999-69A, Class A, 2.02%, VRDN, (Liq.: Bear Stearns & Co., Inc.) 144A	30,500,000	30,500,000
Ser. 1999-69B, Class B, 2.02%, VRDN, (Liq.: Bear Stearns & Co., Inc.) 144A	30,500,000	30,500,000
Rhode Island Hlth. & Ed. Bldg. Hosp. RB, Ser. A, 1.85%, VRDN, (LOC: Bank of
America Corp.)	17,600,000	17,600,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 2.02%, VRDN, (Liq.: Bear
Stearns & Co., Inc.) 144A	2,885,000	2,885,000
Santa Rosa Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., 1.85%, VRDN,
(LOC: Bank of America Corp.)	8,215,000	8,215,000
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 1.99%, VRDN	1,745,000	1,745,000
Steuben Cnty., NY IDA RB, Civic Facs.:
Corning Hosp. Ctr., 1.97%, VRDN	1,640,000	1,640,000
Guthrie Corning, 1.97%, VRDN	2,700,000	2,700,000
Victoria Cnty., TX Hosp. RB, Ser. 959, 1.88%, VRDN, (Insd. by AMBAC)	10,000,000	10,000,000

		453,184,866

HOUSING 25.1%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.02%, VRDN,
(LOC: SunTrust Banks)	6,140,000	6,140,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.93%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 1.88%, VRDN	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 1.94%, VRDN,
(LOC: Columbus B&T Co.)	16,000,000	16,000,000
Bank of New York Muni. Cert. Trust, 2.00%, VRDN, (LOC: Bank of New York)	31,290,500	31,290,500
California CDA MHRB, Crystal View Apts., 1.88%, VRDN	7,075,000	7,075,000
California HFA RB:
Home Mtge., Ser. F, 1.83%, VRDN	10,000,000	10,000,000
Ser. J:
1.78%, VRDN, (Insd. by FSA)	320,000	320,000
1.90%, VRDN, (Insd. by FSA)	575,000	575,000
Ser. U, 1.90%, VRDN	3,185,000	3,185,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 2.10%, VRDN	$ 1,500,000	$1,500,000
Chicago, IL Hsg. Auth. Capital PFOTER, Ser. 576, 1.94%, VRDN	4,500,000	4,500,000
Class B Revenue Bond, Cert. Trust, Ser. 2001-2, 2.59%, VRDN, (Liq.: American
International Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Multi-State Proj.:
Ser. 1997, 2.04%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	3,925,000	3,925,000
Ser. 1999-3, 2.04%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	18,530,000	18,530,000
Ser. 1999-2, 2.04%, VRDN, (LOC.: State Street Corp.)	7,912,884	7,912,884
Ser. 2000-1, 1.96%, VRDN, (LOC: State Street Corp.)	40,000	40,000
Ser. 2002-9, 2.04%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	29,631,000	29,631,000
Ser. 2003-10, 2.04%, VRDN, (LOC: State Street Corp. & Insd. by FNMA)	4,379,493	4,379,493
Collin Cnty., TX Hsg. Fin. Corp. RB, Hsg. Huntington Apts. Proj., 1.93%, VRDN	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 1.93%, VRDN, (LOC: Columbus B&T Co.)	4,450,000	4,450,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 1.97%, VRDN	18,000,000	18,000,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 1.99%, VRDN,
(SPA: Landesbank Hessen-Thuringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 2.00%, VRDN,
(LOC: Crestar Bank)	2,870,000	2,870,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, 1.23%,
04/01/2005, (LOC: Bank of America Corp. & Insd. by GNMA)	3,930,000	3,930,000
FHLMC MHRB, Ser. M001, Class A, 1.99%, VRDN	11,921,908	11,921,908
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, 2.09%, VRDN,
(LOC: Bank of America Corp.)	6,135,000	6,135,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 2.19%, VRDN, (Liq.: American International
Group, Inc.)	10,990,000	10,990,000
Pleasant Run Apt. Proj., 2.19%, VRDN, (Liq.: American International
Group, Inc.)	4,335,000	4,335,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 1.83%, VRDN, (Insd.
by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 2.55%, VRDN,
(LOC: SunAmerica Bank)	8,277,000	8,277,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 1.89%, VRDN,
(LOC: U.S. Bank)	8,075,000	8,075,000
Macon Trust, Ser. 1997, Pooled Cert., 2.04%, VRDN, (LOC: Bank of America
Corp. & Insd. by FSA)	4,405,000	4,405,000
Macon, GA Trust Pooled Cert. RB, Ser. 1998A, 1.99%, VRDN, (LOC: Bank of
America Corp. & Insd. by AMBAC)	3,606,000	3,606,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.85%, VRDN,
(LOC: SunTrust Banks)	278,000	278,000
Manitowoc, WI CDA MHRB, Great Lakes Training, Ser. A, 2.52%, VRDN,
(SPA: Bayerische Landesbank)	5,400,000	5,400,000
Massachusetts Dev. Fin. Agcy. PFOTER, 1.70%, 07/21/2005, (SPA: Merrill
Lynch & Co., Inc.)	10,000,000	10,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 1.92%, VRDN,
(Liq.: FNMA)	$ 3,800,000	$3,800,000
Massachusetts IFA RB, Cmnwlth. Avenue Proj., 2.00%, VRDN,
(LOC: Citizens Bank)	1,000,000	1,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek, 2.10%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
2.01%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Michigan State HDA, 1.85%, 02/04/2005	4,000,000	4,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 1.90%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 1.97%, VRDN,
(SPA: Danske Bank)	34,995,000	34,995,000
MuniMae Trust COP, Ser. 2002-1M, 1.92%, VRDN, (SPA: Bayerische
Landesbanken & Insd. by MBIA)	20,410,000	20,410,000
Nebraska IFA MHRB:
Bridgeport Apts., 2.24%, VRDN, (Liq.: American International Group, Inc.)	8,615,000	8,615,000
Housing Amberwood Apts., 1.95%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 1.76%,
VRDN, (LOC: Northern Trust Co.)	4,310,000	4,310,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, 1.89%, VRDN, (SPA: Societe
Generale & Insd. by FHLMC)	9,000,000	9,000,000
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857,
1.94%, VRDN, (Liq.: Morgan Stanley)	22,000,000	22,000,000
New York HFA RB, West 43 Proj., 1.85%, VRDN, (Liq.: FNMA)	11,700,000	11,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 1.92%,
VRDN, (LOC: Key Bank)	1,315,000	1,315,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 2.00%, VRDN,
(Insd. by FHLMC)	2,485,000	2,485,000
Palm Beach Cnty., FL MHRB PFOTER, 1.93%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	3,400,000	3,400,000
PFOTER:
Class A, 1.94%, VRDN	18,000,000	18,000,000
Class B, 2.20%, 07/07/2005, (Liq.: Merrill Lynch & Co., Inc.)	56,205,000	56,205,000
Class C, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,750,000	4,750,000
Class D:
1.82%, 09/29/2005	24,850,000	24,850,000
1.75%, 07/21/2005	21,000,000	21,000,000
Class F, 1.75%, 07/21/2005	25,000,000	25,000,000
Class G, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	24,050,000	24,050,000
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005, (Liq.: Merrill
Lynch & Co., Inc.)	8,000,000	8,000,000
Roaring Fork Municipal Products LLC RB, Ser. 2001-14, Class A, 1.99%, VRDN	9,330,000	9,330,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A,
1.95%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 1.93%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	17,245,000	17,245,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Texas Dept. of Hsg. PFOTER, 1.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$ 5,490,000	$5,490,000
Texas Veterans Hsg. Assistance RB, 1.87%, VRDN	20,000,000	20,000,000
Washington HFA RB, PFOTER, 1.94%, VRDN	18,780,000	18,780,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 1.90%, VRDN,
(LOC: Bank of America Corp.)	2,500,000	2,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 2.24%, VRDN, (Liq.: American International
Group, Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 2.24%, VRDN, (Liq.: American International
Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 1.93%, VRDN, (LOC: Marshall &
Isley Bank)	5,350,000	5,350,000
Wyoming CDA MHRB, Mountain Side Apts., 2.24%, VRDN, (Liq: American
International Group, Inc.)	7,100,000	7,100,000

		732,601,785

INDUSTRIAL DEVELOPMENT REVENUE 12.9%
Alabama IDA RB, Automation Technology Inds., Inc., 2.25%, VRDN,
(LOC: Columbus B&T Co.)	2,465,000	2,465,000
Alachua Cnty, FL IDRB, Florida Rock Proj., 1.90%, VRDN, (LOC: Bank of
America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, Ser. A, United Jewish Federation Proj., 1.87%, VRDN,
(LOC: PNC Bank)	1,958,000	1,958,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 1.91%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 2.13%, VRDN, (LOC: Associated Bank)	1,250,000	1,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 1.92%, VRDN,
(LOC: Bank of America Corp.)	1,500,000	1,500,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.00%, VRDN, (LOC: AmSouth Bank)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 2.14%, VRDN, (LOC: AmSouth Bank)	800,000	800,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj.,
2.45%, VRDN, (SPA: Bank of Tokyo-Mitsubishi)	1,500,000	1,500,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.25%, VRDN	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999,
2.01%, VRDN, (LOC: LaSalle Bank)	1,125,000	1,125,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 1.99%, VRDN, (LOC: Branch
Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 1.92%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado EDRB, Class A, Super Vacuum Manufacturing Co. Proj., 2.03%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 1.99%, VRDN,
(LOC: PNC Bank)	3,950,000	3,950,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 2.10%, VRDN,
(LOC: LaSalle Bank)	4,150,000	4,150,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.20%, VRDN, (LOC: U.S. Bank)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.09%, VRDN, (LOC: U.S. Bank)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 2.15%, VRDN, (LOC: Columbus
B&T Co.)	$ 8,270,000	$8,270,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.05%, VRDN	2,255,000	2,255,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 2.00%, VRDN, (LOC: Harris Trust & Savings Bank)	2,355,000	2,355,000
Four Season Hsg., Inc. Proj., 1.97%, VRDN, (LOC: Key Bank)	2,200,000	2,200,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 2.09%, VRDN,
(LOC: AmSouth Bank)	5,530,000	5,530,000
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 2.24%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	695,000	695,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 1.99%, VRDN, (LOC: Fifth
Third Bank)	1,450,000	1,450,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 2.02%, VRDN, (LOC: National
City Bank)	1,260,000	1,260,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 1.99%, VRDN, (LOC: Bank of
America Corp.)	1,400,000	1,400,000
Hackleberg, AL IDRB, River Birch Homes Proj., 2.14%, VRDN,
(LOC: AmSouth Bank)	1,030,000	1,030,000
Haleyville, AL IDRB:
Briar-Garrett LLC Proj., 2.09%, VRDN, (LOC: First Commercial Bank)	1,640,000	1,640,000
Charming Castle LLC Proj., 2.14%, VRDN, (SPA: Canadian Imperial Bank)	673,000	673,000
Door Components LLC Proj., 2.14%, VRDN, (SPA: Canadian Imperial Bank)	1,845,000	1,845,000
Hamilton, AL IDRB, Quality Hsg. Proj., 2.24%, VRDN, (SPA: Canadian
Imperial Bank)	1,000,000	1,000,000
Harris Cnty., TX Indl. Dev. Corp. IDRB, National Bedding Co. Proj., 2.09%, VRDN,
(LOC: Bank of America Corp.)	2,475,000	2,475,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., 2.15%, VRDN, (LOC: First
Commercial Bank)	1,203,000	1,203,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.00%, VRDN,
(LOC: Crestar Bank)	1,260,000	1,260,000
Hull, WI IDRB, Welcome Dairy, Inc., 2.13%, VRDN, (LOC: Associated Bank)	1,720,000	1,720,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 2.14%, VRDN, (LOC: First Commercial Bank)	3,075,000	3,075,000
Wright-X Technologym, Inc. Proj., 2.07%, VRDN, (LOC: National City Bank)	1,500,000	1,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 1.92%, VRDN,
(LOC: Bank One)	1,970,000	1,970,000
Iowa Fin. Auth. IDRB, Interwest Proj., 2.29%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	4,010,000	4,010,000
Jackson, TN IDRB, General Cable Corp., 1.94%, VRDN, (LOC: JPMorgan
Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.00%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., 2.29%, VRDN, (SPA: Bay
Hypo-Und Vereinsbank AG)	2,500,000	2,500,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.10%, VRDN,
(LOC: U.S. Bank)	840,000	840,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., 2.05%, VRDN,
(LOC: U.S. Bank)	$ 1,340,000	$1,340,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 1.90%, VRDN, (LOC: Bank
of America Corp.)	1,960,000	1,960,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 2.04%,
VRDN, (Gtd. by Honeywell International, Inc.)	4,000,000	4,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., 1.97%, VRDN,
(LOC: National City Bank)	3,030,000	3,030,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.20%, VRDN, (SPA: Commerce
de France)	1,755,000	1,755,000
Mankato, MN IDRB, Katolight Proj., 2.05%, VRDN, (LOC: U.S. Bank)	2,150,000	2,150,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 1.99%, VRDN,
(LOC: Key Bank)	3,000,000	3,000,000
McLean Cnty., KY IDA RB, Smelter Svc. Corp. Proj., 1.95%, VRDN, (LOC: Bank of
America Corp.)	2,400,000	2,400,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 1.95%, VRDN,
(LOC: First Tennessee Bank)	13,525,000	13,525,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 1.90%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Tarmac America Proj., 1.90%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 4.35%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., 2.03%,
VRDN, (LOC: Heller Financial, Inc.)	4,820,000	4,820,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.05%, VRDN,
(LOC: First Bank)	1,705,000	1,705,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.18%, VRDN,
(SPA: Societe Generale)	3,510,000	3,510,000
Mobile Cnty., AL IDRB, FGDI LLC Proj., 2.29%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	4,950,000	4,950,000
Montgomery, AL Impt. Dist. RB, Taylor Ryan, Ser. A, 1.88%, VRDN, (LOC: Columbus
B&T Co.)	10,465,000	10,465,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, 2.14%, VRDN,
(LOC: Wells Fargo)	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., 2.04%,
VRDN, (LOC: Bank of America Corp.)	2,300,000	2,300,000
New Lisbon, WI IDRB, Leer LP Proj., 2.05%, VRDN, (LOC: U.S. Bank)	2,425,000	2,425,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 1.95%, VRDN,
(LOC: U.S. Bank)	2,805,000	2,805,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 1.90%, VRDN,
(LOC: Bank of America Corp.)	2,425,000	2,425,000
Olathe, KS IDRB, Insulite Proj., 2.15%, VRDN, (LOC: Firstar Bank)	2,335,000	2,335,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 1.87%, VRDN,
(LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.09%, VRDN, (LOC: Bank
of America)	1,715,000	1,715,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Osceola Vlg., WI IDRB, Johnson Family LP, 1.94%, VRDN, (LOC: Firstar Bank)	$ 2,360,000	$2,360,000
Philadelphia, PA IDRB, Allied Corp. Proj., 2.00%, 11/01/2005, (Gtd. by Honeywell
International, Inc.)	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 2.25%, VRDN,
(LOC: Bank of California)	3,425,000	3,425,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 2.09%, VRDN,
(LOC: Key Bank)	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 2.05%, VRDN,
(LOC: PNC Bank)	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 2.13%, VRDN,
(LOC: Associated Bank)	1,390,000	1,390,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B,
1.92%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources, Ser. A:
2.15%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
2.20%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Portland, OR EDA RB, Broadway Proj., 1.87%, VRDN, (LOC: Key Bank & Insd.
by AMBAC)	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 2.05%, VRDN,
(LOC: U.S. Bank)	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc., 1.90%, VRDN, (LOC: Bank of
America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 2.13%, VRDN,
(LOC: Associated Bank)	1,935,000	1,935,000
South Carolina Jobs EDA RB:
Compact Air Products LLC, 1.99%, VRDN, (LOC: Key Bank)	2,875,000	2,875,000
Ortec, Inc. Proj.:
Ser. A, 1.95%, VRDN, (LOC: Bank of America Corp.)	400,000	400,000
Ser. B, 1.95%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, 2.03%, VRDN, (Liq.: Heller
Financial, Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 1.89%, VRDN, (SPA: RBC Centura Bank & Insd.
by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.05%, VRDN, (LOC: U.S. Bank)	2,250,000	2,250,000
Springfield, MO IDA RB, SLH Investments LLC Proj., 2.16%, VRDN,
(LOC: Firstar Bank)	1,570,000	1,570,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, 2.15%, VRDN,
(LOC: U.S. Bank)	2,380,000	2,380,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, 2.35%, VRDN,
(LOC: U.S. Bank)	1,100,000	1,100,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 2.09%, VRDN,
(SPA: Rabobank Nederland)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.09%, VRDN,
(LOC: Regions Bank)	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Nucor Corp. Proj., 1.90%, VRDN	6,600,000	6,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 1.90%, VRDN, (SPA: Sumitomo
Bank, Ltd.)	$4,500,000	$4,500,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 2.59%, VRDN	9,000,000	9,000,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 1.99%, VRDN, (LOC: Key Bank)	2,555,000	2,555,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 2.00%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.09%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, 1.99%,
VRDN, (LOC: Key Bank)	1,485,000	1,485,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.10%, VRDN, (LOC: Crestar Bank)	2,070,000	2,070,000
Ser. B, 2.10%, VRDN, (LOC: Crestar Bank)	1,390,000	1,390,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.14%, VRDN,
(LOC: AmSouth Bank)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.15%, VRDN,
(LOC: Bank of the West)	4,180,000	4,180,000

		376,999,000

LEASE 1.5%
ABN AMRO Chicago Corp. Leasetops Master Trust I, Ser. 1997-1, 2.14%, VRDN,
(LOC: LaSalle Bank) 144A	3,039,262	3,039,262
ABN AMRO Leasetops Cert. Trust RB, Ser. 2000-2, 2.14%, VRDN, (SPA: ABN
AMRO Bank)	5,807,817	5,807,817
Greystone, DE Muni. Lease COP, Ser. A, 2.01%, VRDN	335,000	335,000
Koch Floating Rate Trust RB, Ser. 2000-1, 2.04%, VRDN, (LOC.: State
Street Corp.)	19,282,794	19,282,794
MBIA Capital Corp. Grantor Trust Lease PFOTER, 1.94%, VRDN, (SPA: Landesbank
Hessen-Thuringen Girozentrale)	4,470,000	4,470,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 1.89%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd.
by AMBAC)	4,063,129	4,063,129
Ser. 2002-1:
1.89%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC) 144A	4,232,592	4,232,592
2.04%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC) 144A	3,648,595	3,648,595

		44,879,189

MANUFACTURING 3.1%
Auburn, ME RB, Morin Brick Co. Proj., 1.85%, VRDN, (LOC: Bank of
America Corp.)	6,525,000	6,525,000
Brazos River, TX Solid Wst. Disposal RB, BASF Corp. Proj., 1.91%, VRDN	25,000,000	25,000,000
Butler, WI IDRB, Western States Envelope Co. Proj., 1.92%, VRDN	1,730,000	1,730,000
California EDA RB, Killion Inds. Proj., 2.15%, VRDN, (LOC: Union Bank
of California)	2,900,000	2,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING continued
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 1.95%, VRDN	$ 6,000,000	$6,000,000
De Soto, TX IDA RRB, Caterpillar, Inc. Proj., 1.88%, VRDN	7,050,000	7,050,000
Illinois Dev. Fin. Auth RB, Metro. Family Svcs., 1.85%, VRDN, (LOC: Bank of
America Corp.)	10,700,000	10,700,000
Illinois Dev. Fin. Auth. PCRB, 1.85%, VRDN	6,300,000	6,300,000
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 1.90%, VRDN	4,050,000	4,050,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 1.96%, VRDN	4,300,000	4,300,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 1.95%, VRDN	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj.,
2.05%, VRDN	6,250,000	6,250,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.04%, VRDN	1,000,000	1,000,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 1.95%, VRDN	3,400,000	3,400,000
Wisconsin Hsg. and EDRRB, Zero Zone, Inc. Proj., 1.90%, VRDN,
(LOC: U.S. Bank)	3,420,000	3,420,000

		91,125,000

MISCELLANEOUS REVENUE 5.8%
Clarksville, TN Pub. Bldg. Auth. RB, 1.85%, VRDN	15,100,000	15,100,000
Clipper Tax Exempt Trust COP, Ser. 1999-9, 1.96%, VRDN, (LOC: State
Street Corp.)	7,565,000	7,565,000
Delaware Valley, PA Regl. Fin. PFOTER, 1.89%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by AMBAC)	1,800,000	1,800,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 1.84%, VRDN, (SPA: Allied
Irish Bank)	9,485,000	9,485,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 1.87%, VRDN, (SPA: Allied
Irish Bank)	5,401,000	5,401,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988,
1.75%, VRDN, (LOC: Citibank)	700,000	700,000
Montgomery Cnty., MD EDRB, George Meany Ctr. for Labor, 1.85%, VRDN	5,500,000	5,500,000
Municipal Securities Pool Trust Receipts, 1.99%, VRDN, (Insd. by MBIA)	102,740,000	102,740,000
New Jersey COP PFOTER, 1.86%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd.
by AMBAC)	455,000	455,000
West Baton Rouge Parish, LA IDRB, Dow Chemical, 1.95%, VRDN, (Gtd. by Dow
Chemical Co.)	20,500,000	20,500,000

		169,246,000

PORT AUTHORITY 0.5%
ABN AMRO Munitops Cert. Trust RB, 1.95%, VRDN, (Insd. by FSA) 144A	7,325,000	7,325,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 1.95%, VRDN,
(LOC: AmSouth Bank & Insd. by AMBAC)	7,170,000	7,170,000

		14,495,000

PUBLIC FACILITIES 2.7%
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 1.85%, VRDN, (LOC: Bank of
America Corp.)	18,300,000	18,300,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 1.90%, VRDN,
(Liq.: Morgan Stanley)	2,227,500	2,227,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
1.89%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	$ 7,170,000	$7,170,000
1.89%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by MBIA)	50,000,000	50,000,000

		77,697,500

RESOURCE RECOVERY 2.3%
Broward Cnty., FL Sales Tax Revenue, Ser. A, 1.89%, 02/08/2005	19,587,000	19,587,000
Fairfax Cnty., VA EDA RRB, Ser. A, 5.75%, 02/01/2005	14,165,000	14,165,000
Portage, IN EDRB, American Iron Oxide, Ser. B, 2.14%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.24%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB, American Crystal Sugar:
Ser. A, 2.14%, VRDN, (LOC: Norwest Bank)	16,000,000	16,000,000
Ser. B, 2.14%, VRDN, (LOC: Wells Fargo)	1,000,000	1,000,000
Ser. C, 2.14%, VRDN, (LOC: Wells Fargo)	1,000,000	1,000,000

		67,752,000

SOLID WASTE 0.2%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management,
Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	5,000,000	5,000,000

SPECIAL TAX 4.0%
California Economic Recovery ROC, 1.70%, 05/12/2005, (LOC: Citibank)	6,370,000	6,370,000
Carmel Clay Ind. Sch. TAN, 3.25%, 12/30/2005	7,700,000	7,765,052
Chicago, IL Tax Increment RRB:
Ser. A, 1.92%, VRDN	9,170,000	9,170,000
Ser. B, 1.92%, VRDN	11,100,000	11,100,000
New York, NY TFA RB, 1.87%, VRDN, (Insd. by AMBAC)	5,215,000	5,215,000
Texas TRAN, 3.00%, 08/31/2005	75,000,000	75,601,525

		115,221,577

TOBACCO REVENUE 1.7%
Badger Tobacco Asset Security Corp. PFOTER:
1.96%, VRDN, (LOC.: Lloyds Bank)	4,785,000	4,785,000
2.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,480,000	4,480,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 1.94%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	30,000,000	30,000,000
Tobacco Settlement Fin. Corp. NY PFOTER:
1.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
1.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	5,905,000	5,905,000

		50,170,000

TRANSPORTATION 1.2%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 1.90%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, CO PFOTER, 1.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by MBIA)	5,425,000	5,425,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Harris Cnty., TX Toll Road, 1.83%, 03/09/2005	$ 6,300,000	$6,300,000
Metropolitan Trans. Auth. NY PFOTER, 1.87%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FGIC)	1,400,000	1,400,000
Metropolitan Trans. Auth. NY RB, Class A, 1.86%, VRDN, (LOC: Citibank)	6,015,000	6,015,000
Metropolitan Trans. Auth. NY RRB, Ser. G-2, 1.78%, VRDN, (Insd. by AMBAC)	2,730,000	2,730,000
New Jersey Turnpike Auth. RB, 1.87%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by MBIA)	3,165,000	3,165,000
New York State Thruway Auth. Gen. MSTR, Ser. 66, 1.85%, VRDN	8,065,000	8,065,000

		34,010,000

UTILITY 3.9%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., 1.95%,
VRDN, (Gtd. by Kentucky Utility Co.)	8,700,000	8,700,000
Delaware EDA RB, Delmarva Pwr. & Light Co., 2.05%, VRDN, (Gtd. by Delmarva
Pwr. & Light Co.)	6,900,000	6,900,000
Harris Cnty., TX Indl. Dev. Corp. RB, Ser. A, 1.90%, VRDN	27,300,000	27,300,000
Intermountain Pwr. Agcy., UT, Ser. B5, 1.75%, 02/02/2005	35,000,000	35,000,000
Lakeland, FL Energy Auth. RB, Ser. A, 1.84%, VRDN, (LOC: Toronto Dominion)	2,300,000	2,300,000
Philadelphia, PA Gas Work, Ser. D, 2.01%, 02/01/2005, (LOC: JPMorgan
Chase & Co.)	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
1.95%, VRDN	10,635,000	10,635,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 1.91%, VRDN,
(Gtd. by Total SA)	2,100,000	2,100,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 1.88%, VRDN,
(LOC: Barclays Bank plc)	1,800,000	1,800,000
Whiting, IN Env. Facs. RB, BP Products North America Proj., 1.85%, VRDN	2,500,000	2,500,000

		113,835,000

WATER & SEWER 2.2%
ABN AMRO Munitops Cert. Trust RB, 1.89%, VRDN, (Insd. by FSA) 144A	9,995,000	9,995,000
City of Phoenix Civic Impt. Wtr. Sys., Ser. 2003, 1.40%, 02/10/2005	7,000,000	7,000,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., 1.95%,
VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., 1.95%, VRDN,
(LOC: Bank of America Corp.)	3,500,000	3,500,000
Metropolitan Superior, CO Wtr. Dist. 1 RB, 1.89%, VRDN, (SPA: BNP Paribas)	2,000,000	2,000,000
New York City, NY IDA RB, USA Wst. Svcs. NYC Proj., 1.87%, VRDN,
(LOC: JPMorgan Chase & Co.)	7,000,000	7,000,000
Niceville, FL Wtr. & Swr. RB, Ser. B, 1.86%, VRDN, (LOC: Columbus B&T Co. & Insd.
by AMBAC)	1,495,000	1,495,000
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A,
2.75%, 02/01/2005	1,200,000	1,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Phoenix, AZ Civic Impt. Corp. Wstwtr. Sys. RRB, Ser. A, 1.83%, VRDN, (SPA: Dexia
Credit Local & Insd. by MBIA)	$27,500,000	$ 27,500,000

		63,690,000

Total Municipal Obligations (cost $2,908,767,917)		2,908,767,917

Total Investments (cost $2,908,767,917) 99.7%		2,908,767,917
Other Assets and Liabilities 0.3%		8,637,568

Net Assets 100.0%		$ 2,917,405,485

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	IFA	Industrial Finance Agency
EDA	Economic Development Authority	LOC	Letter of Credit
EDFA	Economic Development Finance Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDRB	Economic Development Revenue Bond	MHRB	Multifamily Housing Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond	MSTR	Municipal Securities Trust Receipt
FGIC	Financial Guaranty Insurance Co.	MTC	Municipal Trust Certificates
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificates
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HDA	Housing Development Authority	TAN	Tax Anticipation Note
HFA	Housing Finance Authority	TFA	Transportation Finance Authority
		TRAN	Tax Revenue Anticipation Note

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued January 31, 2005

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):

Tier 1	97.4%
Tier 2	2.6%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):

1 day	1.2%	121-240 days	7.5%
2-7 days	88.7%	241+ days	1.1%
8-60 days	1.3%
61-120 days	0.2%		100.0%

The following table shows the percent of total investments by geographic location as of January 31, 2005 (unaudited):

Texas	11.4%	Wyoming	1.0%
New York	5.5%	North Dakota	0.9%
Florida	5.1%	South Carolina	0.8%
Ohio	5.1%	Nebraska	0.6%
California	4.6%	Nevada	0.6%
Tennessee	4.1%	Arkansas	0.5%
Georgia	4.0%	Kansas	0.5%
Louisiana	3.5%	Oklahoma	0.5%
Alabama	3.2%	Minnesota	0.4%
Illinois	2.8%	Missouri	0.4%
Rhode Island	2.7%	Oregon	0.4%
Pennsylvania	2.3%	Maine	0.3%
Washington	1.9%	New Mexico	0.3%
Indiana	1.8%	Utah	0.3%
Kentucky	1.5%	Delaware	0.2%
Maryland	1.4%	Idaho	0.2%
Wisconsin	1.3%	Mississippi	0.2%
Massachusetts	1.2%	North Carolina	0.2%
New Jersey	1.2%	Hawaii	0.1%
Arizona	1.1%	Iowa	0.1%
Colorado	1.1%	South Dakota	0.1%
Virginia	1.1%	West Virginia	0.1%
District of Columbia	1.0%	Non-state specific	20.4%
Michigan	1.0%
New Hampshire	1.0%		100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$2,908,767,917
Cash	1,135,709
Receivable for Fund shares sold	303,510
Interest receivable	8,588,798
Prepaid expenses and other assets	68,701

Total assets	2,918,864,635

Liabilities
Dividends payable	641,818
Payable for Fund shares redeemed	525,101
Advisory fee payable	29,252
Distribution Plan expenses payable	33,495
Due to other related parties	7,878
Accrued expenses and other liabilities	221,606

Total liabilities	1,459,150

Net assets	$2,917,405,485

Net assets represented by
Paid-in capital	$2,917,330,608
Undistributed net investment income	74,877

Total net assets	$2,917,405,485

Net assets consists of
Class A	$762,962,374
Class S	318,658,589
Class S1	1,344,052,665
Class I	491,731,857

Total net assets	$2,917,405,485

Shares outstanding
Class A	763,054,485
Class S	318,541,546
Class S1	1,344,120,240
Class I	491,681,966

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$37,348,896

Expenses
Advisory fee	9,991,865
Distribution Plan expenses
Class A	2,497,174
Class S	2,317,961
Class S1	4,291,534
Administrative services fee	1,460,497
Transfer agent fees	1,059,234
Trustees' fees and expenses	34,433
Printing and postage expenses	156,522
Custodian and accounting fees	699,815
Registration and filing fees	124,270
Professional fees	41,407
Other	43,621

Total expenses	22,718,333
Less: Expense reductions	(20,989)
Fee waivers and expense reimbursements	(983,532)

Net expenses	21,713,812

Net investment income	15,635,084

Net realized gains or losses on:
Securities	68,693
Credit default swap transactions	(11,500)

Net realized gains on securities and credit default swap transactions	57,193

Net increase in net assets resulting from operations	$15,692,277

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$ 15,635,084		$ 12,627,987
Net realized gains on securities and
credit default swap transactions		57,193		233,489

Net increase in net assets resulting
from operations		15,692,277		12,861,476

Distributions to shareholders from
Net investment income
Class A		(5,478,348)		(5,773,414)
Class S		(1,375,127)		(1,605,530)
Class S1		(4,116,285)		(815,057)
Class I		(4,869,247)		(4,540,200)

Total distributions to shareholders		(15,839,007)		(12,734,201)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,546,559,440	3,546,559,440	4,742,016,195	4,742,016,195
Class S	390,196,929	390,196,929	742,977,485	742,977,485
Class S1	3,865,252,825	3,865,252,825	418,510,845	418,510,845
Class I	652,358,781	652,358,781	947,945,329	947,945,329

		8,454,367,975		6,851,449,854

Net asset value of shares issued in
reinvestment of distributions
Class A	4,939,115	4,939,115	5,316,509	5,316,509
Class S1	4,006,080	4,006,080	3	3
Class I	1,629,134	1,629,134	1,485,914	1,485,914

		10,574,329		6,802,426

Payment for shares redeemed
Class A	(3,746,049,226)	(3,746,049,226)	(5,026,609,869)	(5,026,609,869)
Class S	(534,077,306)	(534,077,306)	(1,114,993,473)	(1,114,993,473)
Class S1	(2,799,584,789)	(2,799,584,789)	(512,878,219)	(512,878,219)
Class I	(675,686,405)	(675,686,405)	(997,251,107)	(997,251,107)

		(7,755,397,726)		(7,651,732,668)

Net increase (decrease) in net assets
resulting from capital share
transactions		709,544,578		(793,480,388)

Total increase (decrease) in net assets		709,397,848		(793,353,113)
Net assets
Beginning of period		2,208,007,637		3,001,360,750

End of period		$ 2,917,405,485		$2,208,007,637

Undistributed net investment income		$ 74,877		$ 221,607

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $925,406 and reimbursed expenses in the amount of $55,546 which combined represents 0.04% of the Fund's avaerage daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $1,595 and Class S1 shares in the amount of $985.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At January 31, 2005, the Fund had the following open credit default swap contracts outstanding:

				Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

		Waste
6/1/2005	Bank of America	Management, Inc.	$5,000,000	0.46%	Quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $74,877.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2005	2004

Ordinary Income	$ 24,127	$ 160,096
Exempt-Interest Income	15,747,834	12,451,412
Long-term Capital Gain	67,046	122,693

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

NOTES TO FINANCIAL STATEMENTS continued

enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $67,046 for the fiscal year ended January 31, 2005.

For the fiscal year ended January 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal and state income tax, other than alternative minimum tax is 99.41% .

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

**Visit us online at EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565210 rv2 3/2005

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

565210 RV2 3/2005

Evergreen New Jersey Municipal Money Market Fund

# Evergreen

## NEW JERSEY MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Diane C. Beaver

Tax Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	0.65%	0.35%	0.95%

5-year	1.52%	1.25%	1.83%

Since portfolio inception	1.73%	1.51%	2.02%

7-day annualized yield	1.22%	0.92%	1.51%

30-day annualized yield	1.12%	0.81%	1.41%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.49	$ 4.33
Class S	$ 1,000.00	$ 1,002.97	$ 5.79
Class I	$ 1,000.00	$ 1,005.99	$ 2.82
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.81	$ 4.37
Class S	$ 1,000.00	$ 1,019.36	$ 5.84
Class I	$ 1,000.00	$ 1,022.32	$ 2.85

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.15% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.03

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.65%	0.53%	0.90%	2.11%	3.45%

Ratios and supplemental data
Net assets, end of period (millions)	$ 23	$ 30	$ 42	$ 37	$ 34
Ratios to average net assets
Expenses [1]	0.89%	0.87%	0.86%	0.85%	0.82%
Net investment income	0.62%	0.49%	0.81%	2.01%	3.38%

[1] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001 [1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.35%	0.24%	0.60%	1.81%	1.84%

Ratios and supplemental data
Net assets, end of period (millions)	$ 171	$ 66	$ 108	$ 136	$ 98
Ratios to average net assets
Expenses [3]	1.16%	1.16%	1.16%	1.15%	1.14%[4]
Net investment income	0.48%	0.19%	0.51%	1.71%	3.07%[4]

[1] For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.
[2] Amount represents less than $0.005 per share.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period )

	Year Ended January 31,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.95%	0.83%	1.21%	2.42%	3.76%

Ratios and supplemental data
Net assets, end of period (millions)	$ 5	$ 22	$ 21	$ 6	$ 2
Ratios to average net assets
Expenses [2]	0.59%	0.57%	0.56%	0.55%	0.53%
Net investment income	0.89%	0.73%	1.04%	2.32%	3.69%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
CAPITAL IMPROVEMENTS 3.0%
Essex Cnty., NJ Impt. Auth. Lease RB, 1.86%, VRDN, (Liq.: Merrill Lynch & Co. &
Insd. by FGIC)	$5,995,000	$5,995,000

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 1.84%, VRDN,
(LOC: Commerce Bank)	2,770,000	2,770,000

EDUCATION 6.7%
New Jersey Edl. Facs. Auth. RB:
Princeton, 1.86%, VRDN, (Gtd. by Societe Generale)	1,800,000	1,800,000
Ser. 981, 1.88%, VRDN, (Liq.: Morgan Stanley)	9,051,500	9,051,500
New Jersey Edl. Facs. Auth. ROC, 1.87%, VRDN, (Gtd. by Citigroup Holdings)	2,495,000	2,495,000

		13,346,500

GENERAL OBLIGATION - STATE 3.1%
New Jersey GO, Ser. 1995-D, 1.85%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

HOSPITAL 13.6%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys.,
Ser. B, 1.94%, VRDN, (LOC: Commerce Bank)	3,000,000	3,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER, 1.86%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	8,795,000	8,795,000
Ser. A-2, 1.84%, VRDN, (LOC: Commerce Bank)	6,500,000	6,500,000
New Jersey Hlth. Care Facs. RB:
PFOTER, 1.89%, VRDN, (Liq.: Merrill Lynch & Co.)	700,000	700,000
Ser. 833, 1.84%, VRDN, (Liq.: Morgan Stanley)	3,700,000	3,700,000
Salem Cnty., NJ Impt. Auth. RB, Friends Home Woodstown, Inc., 1.84%, VRDN,
(LOC: Bank of America)	4,440,000	4,440,000

		27,135,000

HOUSING 8.4%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.29%, VRDN, (Gtd. by American
Intl. Group)	2,600,000	2,600,000
Manitowoc, WI CDA MHRB, Great Lakes Training, Ser. A, 2.52%, VRDN,
(SPA: Bayerische Landesbank)	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER RB, 1.83%, VRDN, (LOC: Landesbank
Hessen & Insd. by MBIA)	2,900,000	2,900,000
New Jersey Hsg. & Mtge. PFOTER RB, 1.87%, VRDN, (Liq.: Merrill Lynch & Co.)	3,300,000	3,300,000
Newark, NJ Hsg. Auth. MHRB, 1.97%, VRDN, (Liq.: Merrill Lynch & Co.)	2,920,000	2,920,000
PFOTER, Class C, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000

		16,720,000

INDUSTRIAL DEVELOPMENT REVENUE 19.0%
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.85%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.14%, VRDN, (LOC: Bank of the West)	1,900,000	1,900,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Jersey EDA RB:
1.87%, VRDN, (Insd. by MBIA)	$10,000,000	$10,000,000
1.87%, VRDN, (Liq.: Radian Asset Assurance, Inc.)	2,945,000	2,945,000
AFL Quality, Inc. Proj., 1.88%, VRDN, (LOC: Bank of America)	900,000	900,000
Alpha Associates & Avallone, 1.88%, VRDN, (LOC: National Bank of Canada)	2,000,000	2,000,000
East Meadow Corp. Proj., Ser. 1986-A, 3.55%, VRDN, (Gtd. by UFJ Bank, Ltd.)	675,000	675,000
East Meadow Corp. Proj., Ser. 1986-B, 3.55%, VRDN, (Gtd. by UFJ Bank, Ltd.)	3,870,000	3,870,000
El Dorado Terminals Proj., Ser. B, 1.77%, VRDN, (LOC: SunTrust Banks)	725,000	725,000
Hoben Investors Proj., 1.99%, VRDN, (LOC: Valley National Bank)	1,720,000	1,720,000
Intl. Processing Corp. Proj., 1.90%, VRDN, (LOC: Bank of America)	950,000	950,000
Port Newark Container LLC, 1.86%, VRDN, (Gtd. by Citigroup Holdings)	7,900,000	7,900,000
Ser. 1, 1.89%, VRDN, (SPA: Bank of New York & Insd. by AMBAC)	2,995,000	2,995,000

		37,935,000

MISCELLANEOUS REVENUE 9.0%
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. C, 1.77%, VRDN, (LOC: SunTrust Banks)	2,830,000	2,830,000
Ser. 572, 1.84%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	3,000,000	3,000,000
New Jersey Env. Infrastructure MSTR, 1.85%, VRDN, (Liq.: JPMorgan
Chase & Co.)	9,135,000	9,135,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 2.05%, VRDN,
(Gtd. by Sunoco)	2,000,000	2,000,000
West Baton Rouge Parish, LA IDRB, Dow Chemical, 1.95%, VRDN, (Gtd. by
Dow Chemical Co.)	1,000,000	1,000,000

		17,965,000

RESOURCE RECOVERY 1.5%
Washington Cnty., PA IDRB, Solid Wst. Disposal, American Iron Oxide Co. Proj.,
2.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,100,000	3,100,000

SPECIAL TAX 12.9%
Camden, NJ BAN:
3.50%, 11/29/2005	5,000,000	5,041,015
Ser. B, 3.25%, 09/08/2005	11,475,000	11,573,036
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 2.15%, VRDN,
(LOC: Zions First National Bank)	3,200,000	3,200,000
New Jersey EDA RB, 1.86%, VRDN, (Insd. by MBIA)	6,080,000	6,080,000

		25,894,051

TOBACCO REVENUE 4.9%
Tobacco Settlement Fin. Corp. of NJ PFOTER:
1.92%, VRDN, (Liq.: Merrill Lynch & Co.)	5,200,000	5,200,000
1.96%, VRDN, (Liq.: Merrill Lynch & Co.)	4,600,000	4,600,000

		9,800,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 13.6%
New Jersey Trans. Auth. PFOTER RB, 1.87%, VRDN, (Liq.: Merrill Lynch & Co. &
Insd. by AMBAC)	$ 2,185,000	$2,185,000
New Jersey Trans. Auth. RB, 1.87%, VRDN, (Insd. by FGIC)	8,780,000	8,780,000
New Jersey Trans. Trust Fund Auth. RB MTC, Ser. 2001-1, 2.34%, VRDN,
(Liq.: Commerzbank AG)	12,745,000	12,745,000
New Jersey Turnpike Auth. RB, Ser. C-2, 1.82%, VRDN, (LOC: Dexia Credit Local)	3,400,000	3,400,000

		27,110,000

UTILITY 2.6%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN	1,200,000	1,200,000
New Jersey EDA RB, Bayonne Impt. Proj., Ser. B, 1.77%, VRDN,
(LOC: SunTrust Banks)	4,000,000	4,000,000

		5,200,000

Total Investments (cost $199,100,551) 99.7%		199,100,551
Other Assets and Liabilities 0.3%		595,187

Net Assets 100.0%		$199,695,738

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificates
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

The following table shows the percent of total investments by geographic location as of January 31, 2005 (unaudited):

New Jersey	89.2%
Pennsylvania	2.6%
Wisconsin	2.1%
Colorado	1.6%
Utah	1.0%
Indiana	0.7%
Louisiana	0.5%
Non-state specific	2.3%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):

2-7 days	91.7%
121-240 days	5.8%
241+ days	2.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$199,100,551
Cash	90,216
Receivable for Fund shares sold	27,867
Interest receivable	741,495
Prepaid expenses and other assets	17,070

Total assets	199,977,199

Liabilities
Dividends payable	52,625
Payable for Fund shares redeemed	200,684
Advisory fee payable	2,238
Distribution Plan expenses payable	3,001
Due to other related parties	403
Accrued expenses and other liabilities	22,510

Total liabilities	281,461

Net assets	$199,695,738

Net assets represented by
Paid-in capital	$199,680,455
Undistributed net investment income	15,283

Total net assets	$199,695,738

Net assets consists of
Class A	$23,284,724
Class S	171,405,357
Class I	5,005,657

Total net assets	$199,695,738

Shares outstanding
Class A	23,261,543
Class S	171,405,669
Class I	5,013,243

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$2,313,992

Expenses
Advisory fee	590,957
Distribution Plan expenses
Class A	74,430
Class S	635,500
Administrative services fee	86,481
Transfer agent fees	27,013
Trustees' fees and expenses	2,037
Printing and postage expenses	23,569
Custodian and accounting fees	40,678
Registration and filing fees	40,913
Professional fees	20,655
Other	5,354

Total expenses	1,547,587
Less: Expense reductions	(1,911)
Fee waivers and expense reimbursements	(13,916)

Net expenses	1,531,760

Net investment income	782,232

Net realized gains on securities	35,100

Net increase in net assets resulting from operations	$817,332

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$782,232		$546,067
Net realized gains on securities		35,100		86,387

Net increase in net assets resulting
from operations		817,332		632,454

Distributions to shareholders
from
Net investment income
Class A		(158,044)		(191,311)
Class S		(530,839)		(235,738)
Class I		(121,042)		(196,632)

Total distributions to shareholders		(809,925)		(623,681)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	55,590,727	55,590,727	85,168,800	85,168,800
Class S	434,505,828	434,505,828	149,958,489	149,958,489
Class I	75,520,508	75,520,508	74,652,320	74,652,320

		565,617,063		309,779,609

Net asset value of shares issued
in reinvestment of distributions
Class A	115,039	115,039	149,230	149,230
Class S	327,982	327,982	0	0
Class I	29,742	29,742	66,860	66,860

		472,763		216,090

Payment for shares redeemed
Class A	(62,263,181)	(62,263,181)	(97,420,277)	(97,420,277)
Class S	(329,796,830)	(329,796,830)	(191,372,484)	(191,372,484)
Class I	(92,695,830)	(92,695,830)	(73,534,040)	(73,534,040)

		(484,755,841)		(362,326,801)

Net increase (decrease) in net assets
resulting from capital share
transactions		81,333,985		(52,331,102)

Total increase (decrease) in net assets		81,341,392		(52,322,329)
Net assets
Beginning of period		118,354,346		170,676,675

End of period		$199,695,738		$118,354,346

Undistributed net
investment income		$15,283		$7,876

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

17

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $9,998 and reimbursed expenses relating to Class S shares in the amount of $3,918.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

18

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $15,283. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2005	2004

Ordinary Income	$25,440	$1,024
Exempt-Interest Income	774,825	536,270
Long-term Capital Gain	9,660	86,387

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

19

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $9,660 for the fiscal year ended January 31, 2005.

For the fiscal year ended January 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal and state income tax, other than alternative minimum tax is 95.47% .

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565213 rv2 3/2005

Evergreen New York Municipal Money Market Fund

# Evergreen

NEW YORK MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed’s current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Diane C. Beaver

Tax Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	0.58%	0.30%	0.89%

Since portfolio inception	0.65%	0.37%	0.96%

7-day annualized yield	1.11%	0.81%	1.41%

30-day annualized yield	1.01%	0.71%	1.31%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.15	$4.13
Class S	$ 1,000.00	$ 1,002.64	$5.69
Class I	$ 1,000.00	$ 1,005.66	$2.62
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.01	$4.17
Class S	$ 1,000.00	$ 1,019.46	$5.74
Class I	$ 1,000.00	$ 1,022.52	$2.64

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.13% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.58%	0.46%	0.82%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,542	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses[3]	0.87%	0.91%	0.88%	0.88%[4]
Net investment income	0.58%	0.39%	0.79%	0.92%[4]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0

Distributions to shareholders from
Net investment income	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.30%	0.19%	0.52%	0.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$289,872	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses[3]	1.11%	1.18%	1.18%	1.18%[4]
Net investment income	0.54%	0.13%	0.49%	0.54%[4]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.89%	0.76%	1.12%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,420	$2,200	$ 676	$3,710
Ratios to average net assets
Expenses[3]	0.56%	0.59%	0.57%	0.59%[4]
Net investment income	0.92%	0.65%	1.08%	1.15%[4]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
COMMUNITY DEVELOPMENT DISTRICT 0.6%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., 1.92%, VRDN,
(LOC: Key Bank)	$ 2,150,000	$2,150,000

EDUCATION 4.9%
Foothill-De Anza, CA,Cmnty. College Dist. ROC, 1.89%, VRDN,
(Liq.: Citibank N.A.)	2,000,000	2,000,000
New York Dorm. Auth. RB:
City Univ. Fac. Muni. Trust:
Ser. A, 2.34%, VRDN, (SPA: Commerzbank AG & Insd. by FGIC)	4,895,000	4,895,000
Ser. B, 2.34%, VRDN, (SPA: Commerzbank AG & Insd. by FGIC)	3,945,000	3,945,000
Ser. 310, 1.86%, VRDN, (Liq.: Morgan Stanley Dean Witter)	2,245,000	2,245,000
Ser. 341, 1.86%, VRDN, (Liq.: Morgan Stanley Dean Witter)	3,495,000	3,495,000
New York, NY IDA Civic Fac. RB, Abraham Joshua Heschel Proj., 1.85%, VRDN,
(LOC: Allied Irish Bank plc)	1,505,000	1,505,000

		18,085,000

GENERAL OBLIGATION - LOCAL 8.0%
New York, NY GO:
1.90%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,195,000	4,195,000
PFOTER:
Ser. 601, 1.86%, VRDN, (Liq.: JPMorgan Chase Bank)	5,290,000	5,290,000
Ser. 603, 1.86%, VRDN, (Liq.: JPMorgan Chase Bank)	5,235,000	5,235,000
Ser. 992, 1.86%, VRDN, (Liq.: JPMorgan Chase Bank)	3,328,500	3,328,500
Subser. A-5, 1.84%, VRDN, (LOC: HSBC Bank)	9,050,000	9,050,000
Subser. H-8, 1.79%, VRDN, (LOC: Westdeutsche Landesbank)	2,675,000	2,675,000

		29,773,500

HOSPITAL 3.5%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj.,
1.92%, VRDN, (LOC: Key Bank)	800,000	800,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 1.89%, VRDN,
(LOC: M&T Bank)	4,575,000	4,575,000
New York Dorm. Auth. RB, Mental Hlth Svcs. Facs., Ser. 340, 1.90%, VRDN,
(Liq.: Morgan Stanley Dean Witter & Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj.,
Ser. A, 1.92%, VRDN, (LOC: Key Bank)	3,620,000	3,620,000

		12,977,500

HOUSING 31.4%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, 2.00%,
VRDN, (LOC: Key Bank)	814,000	814,000
Battery Park City Auth. NY, Pod 3 Hsg. RB, Marina Towers Tender Corp.,
Ser. B, 1.95%, VRDN, (LOC: Sumitomo Bank)	7,215,000	7,215,000
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.29%, VRDN,
(Gtd. by American Intl. Group)	6,700,000	6,700,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 1.94%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	$ 32,500,000	$32,500,000
New York, NY City Hsg. Dev. Corp. MHRB:
1st Ave Dev., Ser. A, 1.87%, VRDN, (Liq.: FNMA)	2,455,000	2,455,000
Connecticut Landing Avenue Apts., Ser. A, 1.87%, VRDN, (LOC.: Key Bank)	7,000,000	7,000,000
East 165th St., Ser. A, 1.84%, VRDN, (LOC.: Citibank N.A.)	2,100,000	2,100,000
Louis Boulevard Apts., Ser. A, 1.87%, VRDN, (LOC.: Key Bank)	5,000,000	5,000,000
Lyric Dev., Ser. A, 1.88%, VRDN, (Liq: FNMA)	9,000,000	9,000,000
Renaissance Ct., Ser. A, 1.84%, VRDN, (Liq.: FHLMC)	10,000,000	10,000,000
New York, NY HFA RB, West 20th St. Hsg., Ser. A, 1.84%, VRDN, (Liq.: FNMA)	1,300,000	1,300,000
New York, NY Hsg. Dev. Corp. MHRB:
West 55th St. Proj., 1.91%, VRDN, (LOC: Bayerische Hypotheken)	5,000,000	5,000,000
West 61st St. Apts., Ser. A, 1.87%, VRDN, (LOC.: HSBC Bank)	10,000,000	10,000,000
New York, NY Hsg. Dev. Corp. RB, Peter Cintron Apts. Proj, Ser. C, 1.85%, VRDN,
(LOC: Key Bank)	11,500,000	11,500,000
Newburgh, NY Indl. Dev. Agcy., RB, 1.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,240,000	3,240,000
PFOTER, Class C, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,010,000	3,010,000

		116,834,000

MANUFACTURING 8.1%
California EDA IDRB, Plating Works, Inc. Proj., 2.15%, VRDN,
(LOC: Union Bank of California)	2,630,000	2,630,000
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, 2.00%, VRDN,
(LOC: Citizens Bank)	3,951,000	3,951,000
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co. Inc.,
Proj. A, 1.88%, VRDN, (LOC: Bank of America Corp.)	4,340,000	4,340,000
Erie Cnty., NY Indl. Dev. Agcy. IDRB, The Colad Group, Inc., Ser. A, 1.90%, VRDN,
(LOC: JPMorgan Chase Bank)	1,285,000	1,285,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.85%, VRDN, (LOC:
Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Jada Precision Proj., 1.88%, VRDN,
(LOC: Bank of America Corp.)	3,430,000	3,430,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 1.95%, VRDN,
(LOC: Citibank N.A.)	1,820,000	1,820,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj.,
Ser. A, 1.99%, VRDN, (LOC: U.S. Bank)	4,080,000	4,080,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co.,
1.35%, 03/01/2005, (Gtd. by Becton Dickenson & Co.)	2,100,000	2,100,000
Rockland Cnty., NY IDA RB, MIC Tech., Ser. A, 2.00%, VRDN,
(LOC: Bank of America Corp.)	1,000,000	1,000,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, 1.95%, VRDN, (LOC: HSBC Bank USA)	1,850,000	1,850,000
Zumtobel Staff Proj., Ser. A, 1.99%, VRDN, (LOC: Creditanstalt-Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 2.00%, VRDN,
(LOC: Bank of America Corp.)	1,240,000	1,240,000

		30,101,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 7.0%
Oneida Indian Nation, NY RB, 1.84%, VRDN, (LOC: Key Bank)	$ 10,300,000	$10,300,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 2.05%, VRDN,
(Gtd. by Sunoco)	3,000,000	3,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj.,
1.91%, VRDN, (Gtd. by Total SA)	9,425,000	9,425,000
West Baton Rouge Parish, LA IDRB, Dow Chemical, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	3,500,000	3,500,000

		26,225,000

SOLID WASTE 0.1%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB FRN, Waste
Management, Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	500,000	500,000

SPECIAL TAX 6.0%
New York, NY TFA RB:
Ser. 3:
1.79%, VRDN, (SPA: NY State Common Retirement Fund)	15,000,000	15,000,000
1.79%, VRDN, (SPA: Bank of New York)	2,500,000	2,500,000
Ser. 362, 1.90%, VRDN, (Liq.: Morgan Stanley Dean Witter)	2,667,500	2,667,500
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, VRDN,
(Liq.: Morgan Stanley)	2,015,000	2,015,000

		22,182,500

TOBACCO REVENUE 5.2%
Monroe Tobacco Asset Security Corp., NY RB, PFOTER, 1.94%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	6,865,000	6,865,000
New York Tobacco Trust RB, PFOTER, 1.94%, VRDN, (LOC:
Westdeutsche Landesbank)	3,900,000	3,900,000
Tobacco Settlement Fin. Corp. of NJ, PFOTER, 1.92%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,050,000
Tobacco Settlement Fin. Corp. of NY RB, PFOTER:
1.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,980,000	4,980,000
1.92%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,545,000	2,545,000

		19,340,000

TRANSPORTATION 13.6%
Foothill/Eastern Trans. Corridor Agcy., CA Toll Road RB, PFOTER, 1.91%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	3,670,000	3,670,000
Metropolitan Trans. Auth. NY RB:
Class A, 1.86%, VRDN, (LOC: Citibank N.A.)	10,000,000	10,000,000
MSTR,Class A, Ser. 7000, 1.85%, VRDN, (LOC: Bear Stearns Capital Markets)	4,995,000	4,995,000
PFOTER, Ser. 916, 1.86%, VRDN, (Liq.: Morgan Stanley Dean Witter)	3,600,000	3,600,000
Subser. A-3, 1.82%, VRDN, (SPA: Depfa Bank plc)	10,000,000	10,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. Gen. RB:
1.86%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by MBIA)	$ 4,800,000	$4,800,000
1.90%, VRDN, (Liq.: Morgan Stanley Dean Witter)	1,042,500	1,042,500
MSTR, 1.78%, VRDN, (SPA: Societe Generale)	12,450,000	12,450,000

		50,557,500

UTILITY 1.6%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN	1,000,000	1,000,000
Long Island Power Auth., NY RB, PFOTER, 1.86%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	4,000,000	4,000,000
New York Energy Research & Dev. Auth. PCRB, 1.08%, 03/15/2005,
(LOC: JPMorgan Chase Bank)	1,000,000	1,000,000

		6,000,000

WATER & SEWER 9.7%
New York Env. Facs., ROC RB, 1.86%, VRDN, (Liq: Citibank N.A.)	6,000,000	6,000,000
New York, NY Muni. Wtr. Fin. RB:
Class A, 1.86%, VRDN, (Liq: Citibank N.A.)	23,540,000	23,540,000
PFOTER, Ser. 621, 1.86%, VRDN, (Liq.: JPMorgan Chase Bank)	5,000,000	5,000,000
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.75%,
02/01/2005, (SPA: Sumitomo MIT Bank Corp.)	1,500,000	1,500,000

		36,040,000

Total Investments (cost $370,766,000) 99.7%		370,766,000
Other Assets and Liabilities 0.3%		1,067,842

Net Assets 100.0%		$371,833,842

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations		IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDFA	Economic Development Finance Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipts
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PFOTER	Putable Floating Option Tax Exempt Receipts
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FRN	Floating Rate Note	ROC	Reset Option Certificates
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SPA	Securities Purchase Agreement
IDA	Industrial Development Authority	TFA	Transportation Finance Authority

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005

The following table shows the percent of total investments by geographic location as of January 31, 2005 (unaudited):
New York	87.1%
California	2.6%
Texas	2.5%
Puerto Rico	1.1%
Louisiana	0.9%
Pennsylvania	0.8%
Washington	0.3%
New Jersey	0.3%
Wisconsin	0.3%
Indiana	0.3%
New Hampshire	0.1%
Non-state specific	3.7%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):
Tier 1	93.4%
Tier 2	6.6%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):
1 day	0.4%
2-7 days	98.1%
8-60 days	0.8%
121-240 days	0.1%
241+ days	0.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$370,766,000
Cash	118,253
Receivable for Fund shares sold	21,680
Interest receivable	978,765
Prepaid expenses and other assets	28,970

Total assets	371,913,668

Liabilities
Dividends payable	8,824
Payable for Fund shares redeemed	5,648
Advisory fee payable	3,856
Distribution Plan expenses payable	5,389
Due to other related parties	470
Accrued expenses and other liabilities	55,639

Total liabilities	79,826

Net assets	$371,833,842

Net assets represented by
Paid-in capital	$371,611,801
Undistributed net investment income	222,041

Total net assets	$371,833,842

Net assets consists of
Class A	$78,542,193
Class S	289,872,050
Class I	3,419,599

Total net assets	$371,833,842

Shares outstanding
Class A	78,499,564
Class S	289,711,788
Class I	3,413,531

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$3,662,883

Expenses
Advisory fee	929,443
Distribution Plan expenses
Class A	248,701
Class S	853,365
Administrative services fee	139,416
Transfer agent fees	89,492
Trustees’ fees and expenses	3,320
Printing and postage expenses	26,350
Custodian and accounting fees	57,970
Registration and filing fees	67,865
Professional fees	22,922
Other	1,283

Total expenses	2,440,127
Less: Expense reductions	(3,285)
Fee waivers and expense reimbursements	(94,154)

Net expenses	2,342,688

Net investment income	1,320,195

Net realized gains or losss on:
Securities	219,293
Credit default swap transactions	(1,150)

Net realized gains on securities and credit default swap transactions	218,143

Net increase in net assets resulting from operations	$1,538,338

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2005		2004

Operations
Net investment income		$1,320,195		$507,464
Net realized gains on securities and
credit default swap transactions		218,143		95,791

Net increase in net assets resulting
from operations		1,538,338		603,255

Distributions to shareholders from
Net investment income
Class A		(481,315)		(413,559)
Class S		(774,376)		(67,665)
Class I		(66,822)		(108,101)

Total distributions to shareholders		(1,322,513)		(589,325)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	258,967,530	258,967,530	309,302,789	309,302,789
Class S	679,284,557	679,284,557	73,948,989	73,948,989
Class I	74,753,514	74,753,514	244,012,599	244,012,599

	1,013,005,601			627,264,377

Net asset value of shares issued
in reinvestment of distributions
Class A	473,936	473,936	409,063	409,063
Class S	743,861	743,861	0	0
Class I	5,515	5,515	1,592	1,592

		1,223,312		410,655

Payment for shares redeemed
Class A	(263,054,928)	(263,054,928)	(328,727,238)	(328,727,238)
Class S	(415,729,120)	(415,729,120)	(84,359,814)	(84,359,814)
Class I	(73,544,759)	(73,544,759)	(242,491,497)	(242,491,497)

		(752,328,807)		(655,578,549)

Net increase (decrease) in net assets
resulting from capital share transactions		261,900,106		(27,903,517)

Total increase (decrease) in net assets		262,115,931		(27,889,587)
Net assets
Beginning of period		109,717,911		137,607,498

End of period	$ 371,833,842		$ 109,717,911

Undistributed net investment income		$222,041		$6,216

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, and Institutional (“Class I”) shares. Class A, Class S, and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $64,053 and reimbursed expenses in the amount of $25,904 which combined represents 0.04% of the Fund’s average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $4,197.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At January 31, 2005, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
Fixed Payments
		Reference Debt	Notional	Made by the	Payment
Expiration	Counterparty	Obligation	Amount	Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$500,000	0.46%	Quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $222,041. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows

	Year Ended January 31,

	2005	2004

Ordinary Income	$43,170	$ 21,514
Exempt-Interest Income	1,102,326	495,717
Long-term Capital Gain	177,017	72,094

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a

21

NOTES TO FINANCIAL STATEMENTS continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $177,017 for the fiscal year ended January 31, 2005.

For the fiscal year ended January 31, 2005 the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and New York State income tax is 83.26% .

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565216 rv2 3/2005

Evergreen Pennsylvania Municipal Money Market Fund

# Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed’s current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

Diane C. Beaver

Tax Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	0.71%	0.41%	1.01%

5-year	1.65%	1.31%	1.87%

10-year	2.38%	2.25%	2.53%

7-day annualized yield	1.22%	0.92%	1.51%

30-day annualized yield	1.14%	0.84%	1.44%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.76	$ 4.08
Class S	$ 1,000.00	$ 1,003.25	$ 5.59
Class I	$ 1,000.00	$ 1,006.27	$ 2.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.06	$ 4.12
Class S	$ 1,000.00	$ 1,019.56	$ 5.63
Class I	$ 1,000.00	$ 1,022.57	$ 2.59

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.71%	0.52%	1.10%	2.27%	3.66%

Ratios and supplemental data
Net assets, end of period (millions)	$ 26	$ 32	$ 31	$ 28	$ 19
Ratios to average net assets
Expenses[1]	0.81%	0.81%	0.66%	0.64%	0.65%
Net investment income	0.70%	0.53%	1.03%	2.17%	3.59%

1 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	0[2]	0[2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.41%	0.23%	0.69%	1.82%	1.89%

Ratios and supplemental data
Net assets, end of period (millions)	$ 62	$ 71	$ 137	$ 155	$ 140
Ratios to average net assets
Expenses[3]	1.11%	1.11%	1.07%	1.08%	1.09%[4]
Net investment income	0.41%	0.23%	0.62%	1.79%	3.17%[4]

1 For the period from June 30, 2000 (commencemen t of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.01%	0.83%	1.29%	2.43%	3.82%

Ratios and supplemental data
Net assets, end of period (millions)	$ 66	$ 76	$ 66	$ 80	$ 71
Ratios to average net assets
Expenses[2]	0.51%	0.51%	0.47%	0.48%	0.49%
Net investment income	0.98%	0.81%	1.23%	2.31%	3.73%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 2.1%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 1.99%, VRDN,
(Liq.: Bank of America & Insd. by FGIC)	$2,000,000	$2,000,000
Philadelphia, PA Arpt. MSTR, 1.93%,VRDN, (SPA: Societe Generale & Insd. by FGIC)	1,200,000	1,200,000

		3,200,000

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Butler Cnty., PA IDA RB, Concordia Lutheran, Ser. C, 1.87%, VRDN, (Insd. by
Radian & Liq.: Bank of America)	2,000,000	2,000,000
Montgomery Cnty., PA IDA Retirement Cmnty. RB, ACTS Retirement-Life
Communities, Inc., 1.84%, VRDN, (Insd. by Radian Asset Assurance, Inc. &
LOC: LaSalle Bank)	2,500,000	2,500,000

		4,500,000

EDUCATION 2.7%
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 1.92%, VRDN,
(LOC: National City Bank)	2,820,000	2,820,000
Latrobe, PA IDA RB, Greensburg Diocese, 1.90%, VRDN, (LOC: Allied Irish Bank plc)	1,350,000	1,350,000

		4,170,000

GENERAL OBLIGATION - LOCAL 6.5%
ABN AMRO Munitops Cert. Trust, Ser. 2003-14, 1.89%, VRDN,
(Insd. by FGIC & SPA: ABN AMRO Bank)	5,000,000	5,000,000
Erie Cnty., PA GO, 1.86%, VRDN, (Insd. by MBIA)	3,000,000	3,000,000
Midway, CA Sch. Dist COP, Refinancing Proj., Ser. 2000, 2.00%, VRDN,
(Liq.: Union Bank of California)	1,480,000	1,480,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 1.90%, VRDN, (Insd. by MBIA & Liq.:
Morgan Stanley)	440,000	440,000

		9,920,000

GENERAL OBLIGATION - STATE 1.5%
Pennsylvania GO MSTR, 1.86%, VRDN, (LOC: JPMorgan Chase & Co.)	2,245,000	2,245,000

HOSPITAL 2.2%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 1.99%, VRDN,
(LOC: Fulton Bank)	2,000,000	2,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB PFOTER, 1.87%, VRDN,
(Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	340,000	340,000
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, Children’s Hosp. Proj.,
Ser. D, 1.84%, VRDN, (SPA: WestLB AG)	1,100,000	1,100,000

		3,440,000

HOUSING 7.1%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.29%, VRDN,
(Gtd. by American Intl. Group)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.04%, VRDN,
(LOC: Fulton Bank)	1,525,000	1,525,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER RB, 1.83%, VRDN,
(LOC: Landesbank Hessen & Insd. by MBIA)	600,000	600,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
1.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$2,155,000	$2,155,000
Class C, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,560,000	1,560,000
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005,
(Liq.: Merrill Lynch & Co., Inc.)	2,490,000	2,490,000

		10,978,000

INDUSTRIAL DEVELOPMENT REVENUE 34.0%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 1.87%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.04%, VRDN, (LOC: Fulton Bank)	2,200,000	2,200,000
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 1.97%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 1.97%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 1.87%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, 1.99%, VRDN,
(LOC: PNC Bank)	2,325,000	2,325,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 1.99%, VRDN,
(LOC: PNC Bank)	2,755,000	2,755,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.09%, VRDN,
(LOC: Mellon Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj.,
1.90%, VRDN, (LOC: Bank of America)	2,500,000	2,500,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., 1.99%, VRDN, (LOC: PNC Bank)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 2.09%, VRDN,
(LOC: AllFirst Bank)	865,000	865,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 1.94%, VRDN, (LOC: PNC Bank)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 1.94%, VRDN, (LOC: PNC Bank)	950,000	950,000
Donald Bernstein Proj.:
Ser. 2000H-3 , 1.94%, VRDN, (LOC: PNC Bank)	1,100,000	1,100,000
Ser. C-5 , 1.94%, VRDN, (LOC: PNC Bank)	2,700,000	2,700,000
EPT Associates Proj., Ser. B-5, 1.94%, VRDN, (LOC: PNC Bank)	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, 1.94%, VRDN, (LOC: PNC Bank)	1,300,000	1,300,000
Fitzpatrick Container Corp., Ser. A-1, 1.94%, VRDN, (LOC: PNC Bank)	3,200,000	3,200,000
Ganflec Corp. Proj., Ser. E, 1.94%, VRDN, (LOC: PNC Bank)	2,000,000	2,000,000
Hamill Manufacturing Co. Proj., Ser. H-6, 1.94%, VRDN, (LOC: PNC Bank)	1,100,000	1,100,000
Johnston Welding & Fabric, Ser. B-1, 1.94%, VRDN, (LOC: PNC Bank)	900,000	900,000
Moosic Realty Partners LP Proj., Ser. A-1, 1.94%, VRDN, (LOC: PNC Bank)	800,000	800,000
O’Neill Family LLC, Ser. B-8, 1.94%, VRDN, (LOC: PNC Bank)	2,200,000	2,200,000
Sage Properties LLC Proj., Ser. G-12, 1.94%, VRDN, (LOC: PNC Bank)	700,000	700,000
Savicor Associates LP, Ser. H-10, 1.94%, VRDN, (LOC: PNC Bank)	1,200,000	1,200,000
Ser. 2001B-1, 1.94%, VRDN, (LOC: PNC Bank)	1,300,000	1,300,000
Ser. 2001B-2, 1.94%, VRDN, (LOC: PNC Bank)	1,000,000	1,000,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., 1.90%, VRDN,
(LOC: PNC Bank)	1,700,000	1,700,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Philadelphia, PA IDRB FRN, Allied Corp. Proj., 2.00%, 11/01/2005,
(Gtd. by Honeywell International, Inc.)	$490,000	$490,000
Philadelphia, PA Indl. Dev. PCRB FRN, Allied Corp. Proj., 2.00%, 11/01/2005,
(Gtd. by Honeywell International, Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 1.94%, VRDN,
(LOC: Citizens Bank)	640,000	640,000
Westmoreland Cnty., PA IDA RB FRN, White Consolidated Industries,
Inc. Proj., 2.20%, 06/01/2005, (SPA: Bank of Nova Scotia)	5,100,000	5,100,000

		52,300,000

LEASE 3.5%
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 2003-18, 1.86%, VRDN,
(Liq.: FSA & Insd. by BNP Paribas)	5,335,000	5,335,000

MISCELLANEOUS REVENUE 9.2%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 1.99%, VRDN, (LOC: Fulton Bank)	2,500,000	2,500,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 1.77%, VRDN, (LOC: SunTrust Banks)	500,000	500,000
Ser. B, 1.77%, VRDN, (LOC: SunTrust Banks)	775,000	775,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.09%, VRDN,
(LOC: PNC Bank)	4,550,000	4,550,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 2.05%, VRDN,
(Gtd. by Sunoco)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding,
Ser. A, 1.86%, VRDN, (LOC: Allied Irish Bank plc)	1,085,000	1,085,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co.
Proj., 1.91%, VRDN, (Gtd. by Total SA)	2,400,000	2,400,000
West Baton Rouge Parish, LA IDRB, Dow Chemical, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	1,000,000	1,000,000

		14,110,000

PORT AUTHORITY 1.3%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 1.94%, VRDN,
(LOC: PNC Bank)	2,000,000	2,000,000

RESOURCE RECOVERY 4.9%
Washington Cnty., PA IDRB, Solid Wst. Disposal, American Iron Oxide Co. Proj.,
2.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,600,000	7,600,000

SOLID WASTE 0.3%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB FRN, Waste
Management, Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	500,000	500,000

SPECIAL TAX 1.0%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 2.15%, VRDN,
(LOC: Zions First National Bank)	890,000	890,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 1.88%,
VRDN, (LOC: Citigroup & Insd. by FGIC)	675,000	675,000

		1,565,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.4%
Tobacco Settlement Fin. Corp. NY RB, PFOTER, 1.92%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	$3,740,000	$3,740,000

TRANSPORTATION 2.8%
New York Thruway Auth. Gen. RB, MSTR, 1.78%, VRDN, (SPA: Societe Generale)	1,800,000	1,800,000
Pennsylvania Turnpike Commission RB:
Ser. Q, 1.85%, VRDN, (SPA: WestLB AG)	1,200,000	1,200,000
Ser. U, 1.84%, VRDN, (SPA: Dexia Credit Local)	1,350,000	1,350,000

		4,350,000

UTILITY 2.8%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.00%, VRDN	1,800,000	1,800,000
Clark Cnty., NV IDRB, Nevada Cogeneration Assn., 1.86%, VRDN,
(LOC: ABN AMRO Bank)	1,000,000	1,000,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc. Proj., 1.90%, VRDN,
(LOC: RaboBank Nederland)	755,000	755,000
Schuylkill Cnty., PA IDA RRB, Northeastern Power Co., Ser. 1997A, 1.83%, VRDN,
(Gtd. by Dexia Credit Local)	600,000	600,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 1.88%, VRDN,
(LOC: Barclays Bank plc)	200,000	200,000

		4,355,000

WATER & SEWER 12.5%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 2.75%, 02/01/2005,
(SPA: Sumitomo MIT Bank Corp.) (cost $2,800,000)	2,800,000	2,800,000
Philadelphia, PA Wtr. & Wstwtr. Facs. RB MTC, Ser. 1999-1, 2.34%, VRDN,
(LOC: Commerzbank AG & Insd. by AMBAC)	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, 1.90%, VRDN,
(Liq.: Morgan Stanley)	995,000	995,000

		19,290,000

Total Municipal Obligations (cost $153,598,000)		153,598,000

Total Investments (cost $153,598,000) 99.7%		153,598,000
Other Assets and Liabilities 0.3%		405,368

Net Assets 100.0%		$154,003,368

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005

Summary of Abbreviations continued
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2005 (unaudited):
Pennsylvania	83.2%	Louisiana	0.7%
California	4.5%	Nevada	0.7%
New York	3.6%	Colorado	0.6%
Texas	1.6%	New Hampshire	0.3%
New Jersey	1.2%	Wyoming	0.1%
Wisconsin	1.2%	Non-state specific	2.3%

			100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):
Tier 1	85.4%
Tier 2	14.6%

	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):
1 day	1.8%
2-7 days	90.3%
8-60 days	1.6%
121-240 days	5.3%
241+ days	1.0%

	100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$153,598,000
Cash	139,125
Receivable for Fund shares sold	744
Interest receivable	389,083
Prepaid expenses and other assets	26,958

Total assets	154,153,910

Liabilities
Dividends payable	99,760
Payable for Fund shares redeemed	20,231
Advisory fee payable	1,515
Distribution Plan expenses payable	1,233
Due to other related parties	237
Accrued expenses and other liabilities	27,566

Total liabilities	150,542

Net assets	$154,003,368

Net assets represented by
Paid-in capital	$154,003,554
Undistributed net investment income	334
Accumulated net realized losses on securities and credit default swap transactions	(520)

Total net assets	$154,003,368

Net assets consists of
Class A	$25,950,160
Class S	62,264,018
Class I	65,789,190

Total net assets	$154,003,368

Shares outstanding
Class A	25,945,208
Class S	62,264,495
Class I	65,795,586

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$2,297,257

Expenses
Advisory fee	548,377
Distribution Plan expenses
Class A	77,451
Class S	362,108
Administrative services fee	91,396
Transfer agent fees	30,432
Trustees’ fees and expenses	2,569
Printing and postage expenses	25,186
Custodian and accounting fees	43,195
Registration and filing fees	53,706
Professional fees	17,588
Other	4,603

Total expenses	1,256,611
Less: Expense reductions	(1,758)
Expense reimbursements	(38,427)

Net expenses	1,216,426

Net investment income	1,080,831

Net realized losses on:
Securities	(520)
Credit default swap transactions	(1,150)

Net realized losses on securities and credit default swap transactions	(1,670)

Net increase in net assets resulting from operations	$1,079,161

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$1,080,831		$993,701
Net realized gains or losses on securities
and credit default swap transactions		(1,670)		7,415

Net increase in net assets resulting from
operations		1,079,161		1,001,116

Distributions to shareholders from
Net investment income
Class A		(181,501)		(116,311)
Class S		(246,584)		(270,890)
Class I		(651,358)		(613,004)

Total distributions to shareholders		(1,079,443)		(1,000,205)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	57,153,608	57,153,608	55,025,444	55,025,444
Class S	113,012,818	113,012,818	130,369,542	130,369,542
Class I	139,238,696	139,238,696	137,202,677	137,202,677

		309,405,122		322,597,663

Net asset value of shares issued in
reinvestment of distributions
Class A	179,212	179,212	107,546	107,546
Class S	10,992	10,992	0	0
Class I	82,379	82,379	121,865	121,865

		272,583		229,411

Payment for shares redeemed
Class A	(63,040,243)	(63,040,243)	(54,882,986)	(54,882,986)
Class S	(121,656,122)	(121,656,122)	(196,370,219)	(196,370,219)
Class I	(149,397,002)	(149,397,002)	(127,402,194)	(127,402,194)

		(334,093,367)		(378,655,399)

Net decrease in net assets resulting
from capital share transactions		(24,415,662)		(55,828,325)

Total decrease in net assets		(24,415,944)		(55,827,414)
Net assets
Beginning of period		178,419,312		234,246,726

End of period	$ 154,003,368		$ 178,419,312

Undistributed net investment income		$334		$96

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC reimbursed expenses in the amount of $38,427 which represents 0.03% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

19

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At January 31, 2005, the Fund had the following open credit default swap contracts outstanding:

Annual Rate
of Fixed
Payments
		Reference Debt	Notional	Made by the	Payment
Expiration	Counterparty	Obligation	Amount	Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$500,000	0.46%	Quarterly

As of January 31, 2005, the Fund had $238 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and will elect to defer post-October losses of $282.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $334 and capital loss carryover and post-October loss in the amount of $520.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2005	2004

Ordinary Income	$0	$1,246
Exempt-Interest Income	1,079,443	991,544
Long-term Capital Gain	0	7,415

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

23

ADDITIONAL INFORMATION

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 100%.

24

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25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565212 rv2 3/2005

Evergreen Treasury Money Market Fund

# Evergreen

## TREASURY MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Treasury Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its "measured removal of policy accommodation" beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank's first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed's current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	0.73%	0.44%	1.03%

5-year	2.16%	1.89%	2.47%

10-year	3.49%	3.36%	3.80%

7-day annualized yield	1.54%	1.24%	1.84%

30-day annualized yield	1.43%	1.14%	1.73%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$1,000.00	$ 1,005.50	$ 3.58
Class S	$1,000.00	$ 1,003.99	$ 5.09
Class I	$1,000.00	$ 1,007.02	$ 2.07
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,021.57	$ 3.61
Class S	$1,000.00	$ 1,020.06	$ 5.13
Class I	$1,000.00	$ 1,023.08	$ 2.08

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.71% for Class A, 1.01% for Class S and 0.41% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	0 [1]	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.73%	0.38%	1.14%	3.00%	5.65%

Ratios and supplemental data
Net assets, end of period (millions)	$ 478	$ 525	$ 773	$ 752	$ 743
Ratios to average net assets
Expenses [2]	0.73%	0.75%	0.73%	0.70%	0.73%
Net investment income	0.72%	0.38%	1.13%	2.98%	5.27%

1 Amount represents less than $0.005 per share.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2005	2004	2003	2002	2001 [1]

Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0.03	0.03

Distributions to shareholders from
Net investment income	0 [2]	0 [2]	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.44%	0.11%	0.84%	2.70%	3.24%

Ratios and supplemental data
Net assets, end of period (millions)	$ 761	$ 856	$1,484	$1,826	$2,135
Ratios to average net assets
Expenses [3]	1.01%	1.02%	1.03%	1.00%	1.04% [4]
Net investment income	0.43%	0.12%	0.85%	2.71%	5.50% [4]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.
2 Amount represents less than $ 0.005 per share.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0.01	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.03%	0.68%	1.44%	3.31%	5.97%

Ratios and supplemental data
Net assets, end of period (millions)	$1,145	$1,652	$1,201	$1,005	$1,032
Ratios to average net assets
Expenses [2]	0.43%	0.45%	0.43%	0.40%	0.43%
Net investment income	0.97%	0.66%	1.42%	3.21%	5.78%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Notes:
1.25%, 05/31/2005	$ 50,000,000	$49,913,293
1.625%, 03/31/2005 - 02/28/2006	255,000,000	253,965,844
1.875%, 11/30/2005 - 12/31/2005	155,000,000	154,124,238
2.00%, 08/31/2005	25,000,000	24,996,668

Total U.S. Treasury Obligations (cost $483,000,043)		483,000,043

REPURCHASE AGREEMENTS * 79.8%
ABN Amro, Inc., Avg. rate of 2.39%, dated 1/31/2005, maturing 2/7/2005;
maturity value $80,037,200 (1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 2.40%, dated 1/31/2005, maturing 2/7/2005;
maturity value $80,037,356 (2) **	80,000,000	80,000,000
Barclays DeZeote Wedd Securities, 2.40%, dated 1/31/2005, maturing 2/1/2005;
maturity value $100,006,667 (3)	100,000,000	100,000,000
Credit Suisse First Boston Corp.:
1.45%, dated 4/12/2004, maturing 5/5/2005; maturity value
$50,019,668 (4)	50,000,000	50,000,000
Avg. rate of 2.40%, dated 1/31/2005, maturing 2/7/2005; maturity value
$70,032,686 (5) **	70,000,000	70,000,000
Deutsche Bank AG:
2.45%, dated 1/31/2005, maturing 2/1/2005; maturity value
$31,883,798 (6)	31,881,628	31,881,628
Avg. rate of 2.41%, dated 1/31/2005, maturing 2/7/2005; maturity value
$150,070,417 (6) **	150,000,000	150,000,000
Avg. rate of 2.45%, dated 1/31/2005, maturing 2/7/2005; maturity value
$100,047,472 (7) **	100,000,000	100,000,000
Greenwich Capital Markets, Avg. rate of 2.39%, dated 1/31/2005, maturing
2/7/2005; maturity value $80,037,244 (8) **	80,000,000	80,000,000
JPMorgan Chase & Co., Avg. rate of 2.37%, dated 1/31/2005, maturing 2/7/2005;
maturity value $60,027,650 (9) **	60,000,000	60,000,000
Lehman Brothers, Inc., Avg. rate of 2.39%, dated 1/31/2005, maturing 2/7/2005;
maturity value $80,037,133 (10) **	80,000,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.35%, dated 1/31/2005, maturing
2/1/2005; maturity value $80,005,222 (11)	80,000,000	80,000,000
Morgan Stanley, Avg. rate of 2.39%, dated 1/31/2005, maturing 2/7/2005;
maturity value $80,037,178 (12) **	80,000,000	80,000,000
RBC Dain Rauscher, Avg. rate of 2.38%, dated 1/31/2005, maturing 2/7/2005;
maturity value $80,037,089 (13) **	80,000,000	80,000,000
Societe Generale, 2.41%, dated 1/31/2005, maturing 2/1/2005; maturity value
$300,020,083 (14)	300,000,000	300,000,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2005

	Principal
	Amount	Value

REPURCHASE AGREEMENTS * continued
UBS Securities LLC:
2.42%, dated 1/31/2005, maturing 2/1/2005; maturity value
$300,020,167 (15)	$ 300,000,000	$ 300,000,000
2.45%, dated 1/31/2005, maturing 2/1/2005; maturity value
$100,006,806 (16)	100,000,000	100,000,000
WestLB AG, Avg. rate of 2.39%, dated 1/31/2005, maturing 2/7/2005; maturity
value $80,037,156 (17) **	80,000,000	80,000,000

Total Repurchase Agreements (cost $1,901,881,628)		1,901,881,628

Total Investments (cost $2,384,881,671) 100.0%		2,384,881,671
Other Assets and Liabilities 0.0%		(637,705)

Net Assets 100.0%		$ 2,384,243,966

*	Collateralized by:
	(1)	$8,800,000 U.S. Treasury Bill, 0.00%, 6/23/2005; value is $8,711,824. $57,165,000 U.S. Treasury Notes, 2.75% to
6.50%, 9/30/2005 to 11/15/2014; value including accrued interest is $58,929,625. $37,967,430 GNMA, 4.50% to
7.50%, 4/15/2023 to 1/15/2035; value including accrued interest is $13,959,296.
	(2)	$82,623,000 U.S. Treasury Bill, 0.00%, 7/21/2005; value is $81,600,953.
	(3)	$67,814,000 STRIPS, 0.00%, 5/15/2021; value is $31,316,505. $70,796,000 U.S. Treasury Note, 1.625%,
1/15/2015; value including accrued interest is $70,684,367.
	(4)	$51,085,000 U.S. Treasury Note, 3.00%, 12/31/2006; value including accrued interest is $51,002,705.
	(5)	$71,520,000 U.S. Treasury Note, 3.00%, 12/31/2006; value including accrued interest is $71,404,786.
	(6)	$121,990,000 U.S. Treasury Note, 2.375%, 1/15/2025; value including accrued interest is $132,712,119.
$114,056,280 STRIPS, 0.00%, 2/15/2019 to 5/15/2022; value is $53,371,653.This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$115,707,331 GNMA, 5.50% to 6.00%, 2/15/2032 to 10/15/2034; value including accrued interest is
$101,435,590.
	(8)	$80,175,000 U.S. Treasury Note, 4.25%, 11/15/2014; value including accrued interest is $81,601,320.
	(9)	$61,335,000 U.S. Treasury Note, 3.125%, 1/31/2007; value including accrued interest is $61,200,677.
	(10)	$150,424,538 STRIPS, 0.00%, 11/15/2012 to 2/15/2019; value is $81,600,231.
	(11)	$80,175,000 U.S. Treasury Note, 4.25%, 11/15/2014; value including accrued interest is $81,601,320.
	(12)	$139,363,000 STRIPS, 0.00%, 2/15/2016 to 5/15/2017; value is $82,301,859.
	(13)	$80,590,000 U.S. Treasury Notes, 1.625% to 5.75%, 2/28/2006 to 2/15/2014; value including accrued interest is
$81,600,223.
	(14)	$173,113,000 U.S. Treasury Notes, 1.625% to 6.50%, 4/30/2005 to 7/15/2014; value including accrued interest is
$193,372,564. $37,006,000 U.S. Treasury Bonds 5.25% to 12.00%, 8/15/2013 to 2/15/2029; value including accrued interest is $43,663,224. $140,000,000 STRIPS, 0.00%, 5/15/2019 to 8/15/2020; value is $68,965,200.
	(15)	$305,965,000 U.S. Treasury Notes, 3.50%, 11/15/2009; value including accrued interest is $306,009,279.
	(16)	$202,754,308 GNMA, 3.50% to 7.50%, 4/15/2023 to 6/15/2043; value including accrued interest is
$102,001,038.
	(17)	$128,098,270 GNMA, 5.50% to 6.00%, 12/15/2032 to 12/15/2033; value including accrued interest is
$81,600,000.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2005

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

The following shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):

2-7 days	79.8%
8-60 days	2.1%
61-120 days	4.2%
121-240 days	1.0%
241+ days	12.9%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments in securities	$483,000,043
Investments in repurchase agreements	1,901,881,628

Investments at amortized cost	2,384,881,671
Receivable for Fund shares sold	106,901
Interest receivable	2,327,865
Prepaid expenses and other assets	5,109

Total assets	2,387,321,546

Liabilities
Dividends payable	2,531,653
Payable for Fund shares redeemed	13,512
Advisory fee payable	20,199
Distribution Plan expenses payable	16,400
Due to other related parties	3,872
Accrued expenses and other liabilities	491,944

Total liabilities	3,077,580

Net assets	$2,384,243,966

Net assets represented by
Paid-in capital	$2,384,817,822
Undistributed net investment income	21,336
Accumulated net realized losses on securities	(595,192)

Total net assets	$2,384,243,966

Net assets consists of
Class A	$477,753,517
Class S	761,318,172
Class I	1,145,172,277

Total net assets	$2,384,243,966

Shares outstanding
Class A	478,075,216
Class S	761,525,796
Class I	1,145,467,428

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$39,830,250

Expenses
Advisory fee	8,702,253
Distribution Plan expenses
Class A	1,467,532
Class S	4,487,812
Administrative services fee	1,684,307
Transfer agent fees	510,025
Trustees' fees and expenses	39,290
Printing and postage expenses	139,790
Custodian and accounting fees	618,243
Registration and filing fees	199,470
Professional fees	42,799
Other	76,213

Total expenses	17,967,734
Less: Expense reductions	(12,235)
Expense reimbursements	(101,814)

Net expenses	17,853,685

Net investment income	21,976,565

Net realized losses on securities	(595,192)

Net increase in net assets resulting from operations	$21,381,373

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005		2004

Operations
Net investment income		$21,976,565		$ 14,896,538
Net realized gains or losses on
securities		(595,192)		0

Net increase in net assets resulting
from operations		21,381,373		14,896,538

Distributions to shareholders
from
Net investment income
Class A		(3,500,482)		(2,617,205)
Class S		(3,240,261)		(1,439,253)
Class I		(15,233,318)		(10,838,309)

Total distributions to shareholders		(21,974,061)		(14,894,767)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,625,808,053	1,625,808,053	2,305,016,713	2,305,016,713
Class S	799,421,821	799,421,821	571,327,246	571,327,246
Class I	4,614,933,419	4,614,933,419	4,816,099,550	4,816,099,550

		7,040,163,293		7,692,443,509

Net asset value of shares issued in
reinvestment of distributions
Class A	713,402	713,402	619,640	619,640
Class S	162,150	162,150	0	0
Class I	430,134	430,134	400,469	400,469

		1,305,686		1,020,109

Payment for shares redeemed
Class A	(1,673,560,172)	(1,673,560,172)	(2,553,617,931)	(2,553,617,931)
Class S	(893,750,355)	(893,750,355)	(1,199,914,235)	(1,199,914,235)
Class I	(5,122,154,149)	(5,122,154,149)	(4,365,076,734)	(4,365,076,734)

		(7,689,464,676)		(8,118,608,900)

Net decrease in net assets resulting
from capital share transactions		(647,995,697)		(425,145,282)

Total decrease in net assets		(648,588,385)		(425,143,511)
Net assets
Beginning of period		3,032,832,351		3,457,975,862

End of period		$2,384,243,966		$3,032,832,351

Undistributed net investment income		$ 21,336		$18,832

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.31% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC reimbursed expenses relating to Class S shares in the amount of $101,814.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and will elect to defer post-October losses of $595,192.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $21,336 and post-October losses in the amount of $595,192.

The tax character of distributions paid were $21,974,061 and $14,894,767 of ordinary income for the years ended January 31, 2005 and January 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

18

NOTES TO FINANCIAL STATEMENTS continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result

19

NOTES TO FINANCIAL STATEMENTS continued

in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565214 RV2 3/2005

Evergreen U.S. Government Money Market Fund

# Evergreen

U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen U.S. Government Money Market Fund, which covers the 12-month period ended January 31, 2005.

During these challenging times, the importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates still at multi-decade lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet

1

LETTER TO SHAREHOLDERS continued

as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP growth had moderated to what we would consider a more sustainable, and less inflationary, path of growth for the remainder of 2005.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long-end of the yield curve begin to recover, a process that would continue for the balance of the period.

We continue to view the Fed’s current monetary policy stance as one of less stimulation, rather than more restriction. After having spiked periodically, it appears consumer inflation remains in check. Higher oil prices will likely serve to dampen economic growth, in our opinion, as opposed to triggering inflation. The financial markets seem to agree with this view, since market interest rates have largely remained low in early 2005. In addition, despite the creation of more than two million jobs in the past year, wage costs have risen only modestly, suggesting that monetary policy makers can maintain their gradual approach.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

J. Kellie Allen

Customized Fixed Income Team Lead Manager

Bryan K. White, CFA

Customized Fixed Income Team

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class B+	Class C+	Class S1	Class I+
Class inception date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	EGBXX	EGCXX	N/A	EGGXX

Average annual return**

1-year with sales charge	N/A	-4.77%	-0.77%	N/A	N/A

1-year w/o sales charge	0.68%	0.23%	0.23%	0.45%	0.97%

Since portfolio inception	0.91%	-0.46%	0.38%	0.79%	1.11%

7-day annualized yield	1.53%	0.83%	0.83%	1.23%	1.83%

30-day annualized yield	1.52%	0.82%	0.82%	1.22%	1.83%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

+ Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.00% for Class B and 1.00% for Class C. Classes A, I and S1 are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Class S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, B, C and S1 without which returns for Class A, B, C and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,005.62	$4.03
Class B	$ 1,000.00	$ 1,002.13	$7.55
Class C	$ 1,000.00	$ 1,002.13	$7.55
Class S1	$ 1,000.00	$ 1,004.10	$5.54
Class I	$ 1,000.00	$ 1,007.18	$2.77
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.11	$4.06
Class B	$ 1,000.00	$ 1,017.60	$7.61
Class C	$ 1,000.00	$ 1,017.60	$7.61
Class S1	$ 1,000.00	$ 1,019.61	$5.58
Class I	$ 1,000.00	$ 1,022.37	$2.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.50% for Class B, 1.50% for Class C, 1.10% for Class S1 and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.68%	0.26%	1.01%	1.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$901,382	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses[3]	0.88%	0.93%	0.88%	0.88%[4]
Net investment income	0.57%	0.27%	1.00%	1.57%[4]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0	0	0	0.01

Distributions to shareholders from
Net investment income	0[2]	0[2]	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00

Total return[3]	0.23%	0.06%	0.23%	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,316	$ 224	$ 538	$ 64
Ratios to average net assets
Expenses[4]	1.43%	1.14%	1.54%	1.75%[5]
Net investment income	0.34%	0.06%	0.15%	0.63%[5]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income	0	0	0	0.01

Distributions to shareholders from
Net investment income	0[2]	0[2]	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return[3]	0.23%	0.06%	0.23%	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,094	$2,135	$1,451	$ 29
Ratios to average net assets
Expenses[4]	1.30%	1.10%	1.48%	1.77%[5]
Net investment income	0.19%	0.05%	0.12%	0.63%[5]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	0[2]	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.45%	0.15%	0.99%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$351,433	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses[3]	1.10%	1.04%	0.90%	0.90%[4]
Net investment income	0.61%	0.16%	0.97%	1.56%[4]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	0.97%	0.45%	1.14%	1.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 32	$ 33	$ 102	$ 3
Ratios to average net assets
Expenses[3]	0.61%	0.74%	0.73%	0.68%[4]
Net investment income	0.96%	0.54%	0.79%	1.69%[4]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2005

	Principal
	Amount	Value

SUPRANATIONAL BANK 4.4%
IBRD, 2.27%, 02/04/2005 (cost $55,489,686) +	$55,500,000	$55,489,686

U.S. GOVERNMENT & AGENCY OBLIGATIONS 79.6%
FFCB, FRN:
2.25%, 03/30/2005	50,000,000	49,994,722
2.23%, 02/01/2005	50,000,000	50,000,000
FHLB:
1.55%, 05/06/2005	25,000,000	25,000,000
1.58%, 05/10/2005	25,000,000	25,000,000
1.70%, 10/17/2005	2,900,000	2,884,238
2.25%, 10/21/2005	30,000,000	29,912,059
2.50%, 11/02/2005	30,000,000	30,000,000
FRN:
2.41%, 03/15/2005	42,500,000	42,499,232
2.53%, 08/05/2005	50,000,000	50,000,000
FHLMC:
2.26%, 03/01/2005 +	24,610,000	24,567,698
2.49%, 04/05/2005 +	25,000,000	24,893,250
2.51%, 04/26/2005 +	30,000,000	29,828,500
2.875%, 09/15/2005	15,000,000	15,048,746
7.00%, 07/15/2005	50,000,000	50,945,647
FRN:
1.90%, 07/28/2005	50,000,000	50,000,000
FNMA:
1.40%, 03/29/2005	20,000,000	19,967,766
2.21%, 02/09/2005 +	50,000,000	49,975,889
2.32%, 09/12/2005	15,000,000	15,000,000
2.34%, 02/07/2005 +	50,000,000	49,980,833
2.36%, 02/14/2005 +	35,000,000	34,970,678
2.36%, 03/01/2005 +	24,367,000	24,323,221
2.48%, 03/23/2005 +	30,000,000	29,898,750
2.60%, 04/20/2005 +	25,000,000	24,861,875
FRN:
2.46%, 02/28/2005	100,000,000	99,972,640
2.18%, 02/05/2005	150,000,000	149,998,559

Total U.S. Government & Agency Obligations (cost $999,524,303)		999,524,303

REPURCHASE AGREEMENT 15.8%
Deutsche Bank AG, 2.49%, dated 1/31/2005, maturing 2/1/2005;
maturity value $198,098,768 * (cost $198,085,067)	198,085,067	198,085,067

Total Investments (cost $1,253,099,056) 99.8%		1,253,099,056
Other Assets and Liabilities 0.2%		2,157,881

Net Assets 100.0%		$1,255,256,937

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
$71,158,000 FNMA, 1.75% to 6.00%, 1/30/2006 to 5/24/2019, value including accrued interest is $70,850,131;
$63,846,000 FHLMC, 2.25% to 6.375%, 12/4/2006 to 12/9/2022, value including accrued interest is $64,846,741;
$56,130,000 FHLB, 0.00% to 5.75%, 3/9/2005 to 1/26/2015, value including accrued interest is $56,427,747;
$10,000,000 FFCB, 2.70%, 11/24/2006, value including accrued interest is $9,922,150.
Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IBRD	International Bank for Reconstruction and Development
The following table shows the percent of total investments by credit quality as of January 31, 2005 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2005 (unaudited):
1 day	19.8%
2-7 days	20.4%
8-60 days	30.0%
61-120 days	10.3%
121-240 days	14.5%
241+ days	5.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

Assets
Investments at amortized cost	$1,253,099,056
Receivable for Fund shares sold	133,248
Interest receivable	2,610,101
Prepaid expenses and other assets	33,852

Total assets	1,255,876,257

Liabilities
Dividends payable	2,534
Payable for Fund shares redeemed	230,490
Advisory fee payable	9,929
Distribution Plan expenses payable	13,202
Due to other related parties	24,189
Accrued expenses and other liabilities	338,976

Total liabilities	619,320

Net assets	$1,255,256,937

Net assets represented by
Paid-in capital	$1,255,297,494
Undistributed net investment income	83,605
Accumulated net realized losses on securities	(124,162)

Total net assets	$1,255,256,937

Net assets consists of
Class A	$901,381,701
Class B	1,315,868
Class C	1,093,628
Class S1	351,433,361
Class I	32,379

Total net assets	$1,255,256,937

Shares outstanding
Class A	901,405,917
Class B	1,316,001
Class C	1,093,809
Class S1	351,449,495
Class I	32,271

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2005

Investment income
Interest	$21,530,999

Expenses
Advisory fee	5,265,577
Distribution Plan expenses
Class A	3,534,563
Class B	8,664
Class C	19,191
Class S1	1,519,845
Administrative services fee	860,593
Transfer agent fees	4,088,996
Trustees’ fees and expenses	20,182
Printing and postage expenses	277,354
Custodian and accounting fees	324,576
Registration and filing fees	92,023
Professional fees	37,200
Other	38,599

Total expenses	16,087,363
Less: Expense reductions	(6,378)
Fee waivers and expense reimbursements	(2,869,947)

Net expenses	13,211,038

Net investment income	8,319,961

Net realized losses on securities	(116,883)

Net increase in net assets resulting from operations	$8,203,078

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2005		2004(a)

Operations
Net investment income		$8,319,961		$9,896,200
Net realized losses on securities		(116,883)		(7,279)

Net increase in net assets resulting
from operations		8,203,078		9,888,921

Distributions to shareholders from
Net investment income
Class A		(6,767,789)		(9,270,453)
Class B		(2,922)		(190)
Class C		(3,556)		(964)
Class S1		(1,554,256)		(628,801)
Class I		(313)		(709)

Total distributions to shareholders		(8,328,836)		(9,901,117)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,579,249,473	6,579,249,473	14,432,855,416	14,432,855,416
Class B	1,453,445	1,453,445	157,393	157,393
Class C	1,274,278	1,274,278	3,759,876	3,759,876
Class S1	1,443,066,563	1,443,066,563	385,796,286	385,796,286
Class I	0	0	1,673,695	1,673,695

		8,025,043,759		14,824,242,666

Net asset value of shares issued in
reinvestment of distributions
Class A	6,749,789	6,749,789	9,276,586	9,276,586
Class B	2,810	2,810	134	134
Class C	2,323	2,323	873	873
Class S1	1,529,608	1,529,608	0	0
Class I	313	313	525	525

		8,284,843		9,278,118

Automatic conversion of Class B
shares to Class A shares
Class A	6,076	6,076	11,796	11,796
Class B	(6,076)	(6,076)	(11,796)	(11,796)

		0		0

Payment for shares redeemed
Class A	(7,799,982,107)	(7,799,982,107)	(16,306,534,943)	(16,306,534,943)
Class B	(358,570)	(358,570)	(459,052)	(459,052)
Class C	(2,318,202)	(2,318,202)	(3,075,846)	(3,075,846)
Class S	0	0	(1,016)	(1,016)
Class S1	(1,359,746,877)	(1,359,746,877)	(550,911,634)	(550,911,634)
Class I	(1,134)	(1,134)	(1,743,178)	(1,743,178)

		(9,162,406,890)		(16,862,725,669)

Net decrease in net assets resulting
from capital share transactions		(1,129,078,288)		(2,029,204,885)

Total decrease in net assets		(1,129,204,046)		(2,029,217,081)
Net assets
Beginning of period		2,384,460,983		4,413,678,064

End of period		$1,255,256,937		$2,384,460,983

Undistributed net investment income		$83,605		$92,480

(a) Class S shares of the Fund were liquidated on January 12, 2004.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S1 and Institutional (“Class I”) shares. Class A, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Effective at the close of business on December 17, 2004, Class B, Class C and Class I shares are no longer available for purchase by either new or existing shareholders, except that participants in self-directed, employer-sponsored retirement plans who were investing through automatic payroll deduction programs as of November 30, 2004, were allowed to continue to invest in the Fund by means of automatic payroll deductions through January 31, 2005. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Class S shares of the Fund were completely liquidated on January 12, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and

17

NOTES TO FINANCIAL STATEMENTS continued

other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2005, EIMC waived its fee in the amount of $717,834 and reimbursed expenses in the amount of $1,646,898 which combined represents 0.16% of the Fund’s average daily net assets. In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets were as follows:

	Distribution Fees	% of Average Daily
	Reimbursed	Net Assets of Class

Class A	$ 341,838	0.03%
Class B	846	0.10%
Class C	5,687	0.30%
Class S1	156,844	0.06%

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended January 31, 2005, EIS received $237 and $99 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On January 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2005, the Fund had $124,023 in capital loss carryovers for federal income tax purposes with $7,279 expiring in 2012 and $116,744 expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and will elect to defer post-October losses of $139.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2005, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $83,605 and capital loss carryover and post-October losses in the amount of $124,162.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2005	2004

Ordinary Income	$ 8,328,836	$ 9,901,117

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated. Shareholders of Class B, Class C and Class I received the corresponding class of shares of Evergreen Money Market Fund.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Market Fund as of January 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 23, 2005

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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565217 rv2 3/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 9 series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2004 and January 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2004	2005
Audit fees	$231,565	$176,795
Audit-related fees (1)	$3,020	$0
Audit and audit-related fees	$234,585	$176,795
Tax fees (2)	$6,811	$0
All other fees	$0	$0
Total fees	$24,396	$176,795

(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 28, 2005